     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 2, 1998

                                                     REGISTRATION NOS.:  2-74980
                                                                        811-3326

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                       POST-EFFECTIVE AMENDMENT NO. 18                       /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                               AMENDMENT NO. 19                              /X/
                              -------------------

                 DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
        (FORMERLY DEAN WITTER/SEARS U.S. GOVERNMENT MONEY MARKET TRUST)
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036
                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

        _X_ immediately upon filing pursuant to paragraph (b)

        ___ on (date) pursuant to paragraph (b)

        ___ 60 days after filing pursuant to paragraph (a)

        ___ on (date) pursuant to paragraph (a) of rule 485.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

ITEM                                               CAPTION
------------------------------------------------------------------------------------------
PART A                                            PROSPECTUS
 1.  ............... Cover Page

 2.  ............... Prospectus Summary; Summary of Trust Expenses

 3.  ............... Financial Highlights

 4.  ............... Investment Objective and Policies; The Trust and Its Management; Cover
                     Page; Investment Restrictions; Prospectus Summary

 5.  ............... The Trust and Its Management; Back Cover; Investment Objective and
                     Policies

 6.  ............... Dividends, Distributions and Taxes; Additional Information

 7.  ............... Purchase of Trust Shares; Shareholder Services

 8.  ............... Redemption of Trust Shares; Shareholder Services

 9.  ............... Not Applicable

PART B                               STATEMENT OF ADDITIONAL INFORMATION
10.  ............... Cover Page

11.  ............... Table of Contents

12.  ............... The Trust and its Management

13.  ............... Investment Practices and Policies; Investment Restrictions; Portfolio
                     Transactions and Brokerage

14.  ............... The Trust and its Management; Trustees and Officers

15.  ............... The Trust and its Management; Trustees and Officers

16.  ............... The Trust and its Management; Purchase of Trust Shares; Custodian and
                     Transfer Agent; Independent Accountants

17.  ............... Portfolio Transactions and Brokerage

18.  ............... Shares of the Trust

19.  ............... Purchase of Trust Shares; Redemption of Trust Shares

20.  ............... Dividends, Distributions and Taxes

21.  ............... Purchase of Trust Shares

22.  ............... Dividends, Distributions and Taxes

23.  ............... Financial Statements

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

              PROSPECTUS
              MARCH 2, 1998


              Dean Witter U.S. Government Money Market Trust (the "Trust") is a no-load, open-end diversified management investment company investing primarily in money market instruments maturing in thirteen months or less which are issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. The Trust has a Rule 12b-1 Distribution Plan (see below). The investment objectives of the Trust are security of principal, high current income and liquidity. (See "Investment Objectives and Policies".)

               AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

               In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 with Dean Witter Distributors Inc. (the "Distributor"), the Trust is authorized to reimburse for specific expenses incurred in promoting the distribution of the Trust's shares. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.


               This Prospectus sets forth concisely the information you should know before investing in the Trust. It should be read and retained for future reference. Additional information about the Trust is contained in the Statement of Additional Information, dated March 2, 1998, which has been filed with the Securities and Exchange Commission, and which is available at no charge upon request of the Trust at its address or at one of the telephone numbers listed on this page. The Statement of Additional Information is incorporated herein by reference.


Minimum initial investment..................   $1,000
Minimum additional investment...............   $   50


Dean Witter
U.S. Government Money Market Trust
Two World Trade Center
New York, New York 10048


    TABLE OF CONTENTS


Prospectus Summary/2
Summary of Trust Expenses/3
Financial Highlights/4
The Trust and its Management/4
Investment Objectives and Policies/5
Purchase of Trust Shares/7
Shareholder Services/9
Redemption of Trust Shares/13
Dividends, Distributions and Taxes/15
Additional Information/16
Financial Statements--January 31, 1998/18
Report of Independent Accountants/25


For information about the Trust, including information on opening an account, registration of shares, and other information relating to a specific account, call:
  -  800-869-NEWS (toll-free) or
  -  212-392-2550

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                  Dean Witter Distributors Inc.,
                   Distributor

PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


The                 An open-end diversified management investment company investing primarily in money market instruments maturing
Trust               in thirteen months or less which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
------------------------------------------------------------------------------------------------------------------------------------
Shares Offered      Shares of beneficial interest of $0.01 par value (see page 16).
------------------------------------------------------------------------------------------------------------------------------------
Purchase            Investments may be made:
of Shares           - By wire
                    - By mail
                    - By EasyInvest-SM-
                    - Through Dean Witter Reynolds Inc. account executives and other Selected Broker-Dealers.
                    Purchases are at net asset value, without a sales charge. Minimum initial investment: $1,000. Subsequent investments: $50 or more (by wire or by mail), $1,000 or more (through account executives) or $100 to $5,000 (by
                    EasyInvest).
                    Orders for purchase of shares are effective on day of receipt of payment in Federal Funds if payment is received by the Trust's transfer agent before 12:00 noon New York time (see page 7).
------------------------------------------------------------------------------------------------------------------------------------
Investment          To provide security of principal, high current income and liquidity (see page 5).
Objectives
------------------------------------------------------------------------------------------------------------------------------------
Investment          A diversified portfolio of U.S. Government securities with short-term maturities (see page 5).
Policy
------------------------------------------------------------------------------------------------------------------------------------
Investment          Dean Witter InterCapital Inc., the Investment Manager of the Trust, and its wholly-owned subsidiary, Dean Witter
Manager             Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 101 investment companies and other portfolios with assets of approximately $105 billion at January
                    31, 1998 (see page 4).
------------------------------------------------------------------------------------------------------------------------------------
Management          Monthly fee at an annual rate of 1/2 of 1% of average daily net assets up to $500 million, scaled down at
Fee                 various levels of net assets to 1/4 of 1% on assets over $3 billion (see page 5).
------------------------------------------------------------------------------------------------------------------------------------
Distributor         Dean Witter Distributors Inc. (the "Distributor") sells shares of the Trust through Dean Witter Reynolds Inc.
                    ("DWR") and other Selected Broker-Dealers pursuant to selected dealer agreements. Other than the reimbursement to the Distributor pursuant to the Rule 12b-1 Distribution Plan, the Distributor receives no distribution fees
                    (see page 7).
------------------------------------------------------------------------------------------------------------------------------------
Plan of             The Trust is authorized to reimburse specific expenses incurred in promoting the distribution of the Trust's
Distribution        shares pursuant to a Plan of Distribution with the Distributor pursuant to Rule 12b-1 under the Investment
                    Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15 of 1% of average daily net assets of the Trust (see page 9).
------------------------------------------------------------------------------------------------------------------------------------
Dividends           Declared and automatically reinvested daily in additional shares; cash payments of dividends available monthly
                    (see page 15).
------------------------------------------------------------------------------------------------------------------------------------
Reports             Individual periodic account statements; annual and semi-annual Trust financial statements.
------------------------------------------------------------------------------------------------------------------------------------
Redemption          Shares are redeemable at net asset value without any charge (see pages 13-15):
of Shares           - By check
                    - By telephone or wire instructions, with proceeds wired or mailed to a predesignated bank account.
                    - By mail
                    - Via an automatic redemption procedure
                    A shareholder's account is subject to possible involuntary redemption if its value falls below $500 (see page
                    14).
------------------------------------------------------------------------------------------------------------------------------------
Risks               The Trust invests principally in high quality, short-term fixed income securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, which are subject to minimal risk of loss of income and principal. However, the investor is directed to the discussions concerning
                    "repurchase agreements," "reverse repurchase agreements" and "when-issued and delayed delivery securities" on page 6 of the Prospectus and on pages 11 and 12 of the Statement of Additional Information concerning any risks associated with such portfolio securities and management techniques.


--------------------------------------------------------------------------------

  THE ABOVE IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION APPEARING
         ELSEWHERE IN THE PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL
                                  INFORMATION.

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------


    The following table illustrates all expenses and fees that a shareholder of the Trust will incur. The expenses and fees set forth in the table are for the fiscal year ended January 31, 1998.


SHAREHOLDER TRANSACTION EXPENSES
---------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases..................................     None
Maximum Sales Charge Imposed on Reinvested Dividends.......................     None
Deferred Sales Charge......................................................     None
Redemption Fees............................................................     None
Exchange Fee...............................................................     None


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------
Management Fees............................................................      0.46%
12b-1 Fees*................................................................      0.10%
Other Expenses.............................................................      0.46%
Total Fund Operating Expenses..............................................      1.02%


------------
* THE 12b-1 FEE IS CHARACTERIZED AS A SERVICE FEE WITHIN THE MEANING OF NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. ("NASD") GUIDELINES (SEE "PURCHASE OF TRUST SHARES").


EXAMPLE                                                                   1 Year       3 Years      5 Years     10 Years
----------------------------------------------------------------------  -----------  -----------  -----------  -----------
You would pay the following expenses on a $1,000 investment, assuming
 (1) 5% annual return and (2) redemption at the end of each time
 period:..............................................................   $      10    $      32    $      56    $     124


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF THE TRUST MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. For a more complete description of these costs and expenses, see "The Trust and its Management" and "Purchase of Trust Shares" in this Prospectus.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by Price Waterhouse LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements, the notes thereto and the unqualified report of independent accountants which are contained in this Prospectus commencing on page 18.



                                                                 FOR THE YEAR ENDED JANUARY 31,
                               --------------------------------------------------------------------------------------------------
                                 1998      1997      1996      1995      1994      1993      1992      1991      1990      1989
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period....................... $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net investment income.........    0.046     0.043     0.049     0.034     0.023     0.029     0.050     0.070     0.082     0.068
Less dividends from net
 investment income............   (0.046)   (0.043)   (0.049)   (0.034)   (0.023)   (0.029)   (0.050)   (0.070)   (0.082)   (0.068)
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 period....................... $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN+......    4.67%     4.41%     5.00%     3.47%     2.28%     2.89%     5.14%     7.20%     8.59%     7.02%
RATIOS TO AVERAGE NET ASSETS:
Expenses......................    1.02%     1.11%     1.09%     1.08%     1.00%     0.93%     0.89%     0.99%     0.83%     0.87%
Net investment income.........    4.53%     4.29%     4.86%     3.38%     2.23%     2.87%     5.02%     6.97%     8.19%     6.77%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.....................     $891      $927      $903      $809      $818    $1,027    $1,115    $1,217      $873      $661


------------


+ Calculated based on the net asset value as of the last business day of the period.



                       SEE NOTES TO FINANCIAL STATEMENTS


THE TRUST AND ITS MANAGEMENT
--------------------------------------------------------------------------------

    Dean Witter U.S. Government Money Market Trust (the "Trust") is an open-end diversified management investment company which was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 18, 1981.


    Dean Witter InterCapital Inc. ("InterCapital" or the "Investment Manager"), whose address is Two World Trade Center, New York, New York 10048, is the Trust's Investment Manager. The Investment Manager, which was incorporated in July, 1992, is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services.



    InterCapital and its wholly-owned subsidiary, Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to a total of 101 investment companies, 29 of which are listed on the New York Stock Exchange, with combined total assets of approximately $101 billion at January 31, 1998. The Investment Manager also manages portfolios of pension plans, other institutions and individuals which aggregated approximately $4 billion at such date.


    The Trust has retained the Investment Manager to provide administrative services, manage its business affairs and manage the investment of the Trust's assets, including the placing of orders for the purchase and sale of portfolio securities. InterCapital has retained Dean Witter Services Company Inc. to perform the aforementioned administrative services for the Trust. The Trust's Trustees review the various services provided by or under the direction of the Investment Manager to ensure that the

Trust's general investment policies and programs are being properly carried out and that administrative services are being provided to the Trust in a satisfactory manner.


    As full compensation for the services and facilities furnished to the Trust and expenses of the Trust assumed by the Investment Manager, the Trust pays the Investment Manager monthly compensation calculated daily at an annual rate of 0.50% of the daily net assets of the Trust up to $500 million, scaled down at various asset levels to 0.25% on assets over $3 billion. For the fiscal year ended January 31, 1998, the Trust accrued total compensation to the Investment Manager amounting to 0.46% of the Trust's average daily net assets and the Trust's total expenses amounted to 1.02% of the Trust's average daily net assets.


INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

    The investment objectives of the Trust are security of principal, high current income and liquidity.

    The Trust seeks to achieve its objectives by investing in U.S. Government securities, including a variety of securities which are issued or guaranteed, as to principal and interest, by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government, and in certain interests in the foregoing securities. Except for U.S. Treasury securities, these obligations, even those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, they may be backed, in part, by a line of credit with the U.S. Treasury (such as the Federal National Mortgage Association), or the Trust must look to the agency issuing or guaranteeing the obligation for ultimate repayment (such as securities of the Federal Farm Credit System), in which case the Trust may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

    Treasury securities include Treasury bills, Treasury notes, and Treasury bonds. Some of the government agencies and instrumentalities which issue or guarantee securities include the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Government National Mortgage Association, the Federal National Mortgage Association, the Farmers Home Administration, the Federal Land Banks, the Small Business Administration, the Student Loan Marketing Association, the Export-Import Bank, the Federal Intermediate Credit Banks, the Tennessee Valley Authority and the Banks for Cooperatives.

    The Trust may invest in securities issued or guaranteed, as to principal and interest, by any of the foregoing entities or by any other agency or instrumentality established or sponsored by the United States Government. Such investments may take the form of participation interests in, and may be evidenced by deposit or safekeeping receipts for, any of the foregoing. Participation interests are pro rata interests in U.S. Government securities such as interests in pools of mortgages sold by the Government National Mortgage Association; instruments evidencing deposit or safekeeping are documentary receipts for such original securities held in custody by others.

    The Federal Deposit Insurance Corporation is the administrative authority over the Bank Insurance Fund and the Savings Association Insurance Fund, which are the agencies of the U.S. Government which insure (including both principal and interest) the deposits of certain banks and savings and loan associations up to $100,000 per deposit. Current federal regulations also permit such institutions to issue insured negotiable certificates of deposit ("CDs") in principal amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank or savings and loan association. The interest on such investments is not insured. The Trust may invest in such CDs of banks and savings and loan institutions limited to the insured amount of principal ($100,000) in each case and limited with regard to all such CDs and all illiquid assets, in the aggregate, to 10% of the Trust's total assets.

    The Trust intends normally to hold its portfolio securities to maturity. Historically, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities have involved minimal risk of loss of principal or interest, if held to maturity.

    The investment objectives and policies stated above may not be changed without shareholder approval. There is no assurance that the Trust's objectives will be achieved.

PORTFOLIO MANAGEMENT


    REPURCHASE AGREEMENTS. When cash may be available for only a few days, it may be invested by the Trust in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Trust. A repurchase agreement may be viewed as a type of secured lending by the Trust which typically involves the acquisition by the Trust of government securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Trust will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Trust to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months. While repurchase agreements involve certain risks not associated with direct investments in U.S. Government securities, the Trust follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions and specifying the required value of the collateral underlying the agreement.


    REVERSE REPURCHASE AGREEMENTS. The Trust may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Trust of portfolio assets concurrently with an agreement by the Trust to repurchase the same assets at a later date at a fixed price.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Trust may purchase securities on a when-issued or delayed delivery basis; i.e., delivery and payment can take place a month or more after the date of the transaction. These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Trust makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. The Trust will not purchase securities on a when-issued or delayed delivery basis if, as a result, more than 15% of the Trust's net assets would be so invested.

    The Trust will generally not seek profits through short-term trading, although it may dispose of any portfolio security prior to maturity if, on the basis of a revised evaluation or other circumstance or consideration, the Investment Manager deems such disposition advisable.

    The Trust will attempt to balance its objectives of security of principal, high current income and liquidity by investing in securities of varying maturities and risks. The Trust will not, however, invest in securities with an effective maturity of more than thirteen months from the date of purchase (see "Purchase of Trust Shares--Determination of Net Asset Value"). The amounts invested in obligations of various maturities of thirteen months or less will depend on management's evaluation of the risks involved. Longer-term U.S. Government issues, while generally paying higher interest rates, are subject to greater fluctuations in value resulting from general changes in interest rates than shorter-term issues. Thus, when rates on new securities increase, the value of outstanding securities may decline, and vice versa. Such changes may also occur, to a lesser degree, with short-term issues. These changes, if realized, may cause fluctuations in the amount of daily dividends and, in extreme cases, could cause the net asset value per share to decline (see "Purchase of Trust Shares--Determination of Net Asset Value"). In the event of unusually large redemption demands, such securities may have to be sold at a loss prior to maturity, or the Trust might have to borrow money and incur interest expenses. Either occurrence would adversely impact upon the amount of daily dividend and could result in a decline in daily net asset value per share or the redemption by the Trust of shares held in a shareholder's account. The Trust will attempt to minimize these risks by investing in relatively longer-term securities when it appears to management that yields on such securities are not likely to increase substantially during the period of expected holding, and then only in securities which are readily marketable. However, there can be no assurance that the Trust will be successful in achieving this objective.


    Notwithstanding any other investment policy or restriction, the Trust may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objectives and policies as the Trust.



    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on the purchase or sale of money market instruments such as U.S. Government obligations, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in certain money market instruments with Dean Witter Reynolds Inc. ("DWR"), a broker-dealer affiliate of InterCapital. In addition, the Trust may incur brokerage commissions on transactions conducted through DWR, Morgan Stanley & Co. Incorporated and other broker-dealer affiliates of InterCapital.


PURCHASE OF TRUST SHARES
--------------------------------------------------------------------------------


    The Trust offers its shares for sale to the public on a continuous basis, without a sales charge. Pursuant to a Distribution Agreement between the Trust and Dean Witter Distributors Inc. (the "Distributor"), shares of the Trust are distributed by the Distributor and offered by DWR and other dealers who have entered into selected dealer agreements with the Distributor ("Selected Broker-Dealers"). The principal executive office of the Distributor is located at Two World Trade Center, New York, New York 10048. The offering price of the shares will be at their net asset value next determined (see "Determination of Net Asset Value" below) after receipt of a purchase order and acceptance by the Trust's transfer agent, Dean Witter Trust FSB (the "Transfer Agent"), in proper form and accompanied by payment in Federal Funds (i.e., monies of member banks within the Federal Reserve System held on deposit at a Federal Reserve Bank) available to the Trust for investment. Shares commence earning income on the day following the date of purchase.



    To initiate purchase by mail or wire, a completed Investment Application (contained in the Prospectus) must be sent to the Transfer Agent at P.O. Box 1040, Jersey City, NJ 07303. Checks should be made payable to Dean Witter U.S. Government Money Market Trust and sent to the Transfer Agent at the above address. Purchases by wire must be preceded by a call to the Transfer Agent advising it of the purchase (see Investment Application or the front cover of this Prospectus for the telephone number) and must be wired to The Bank of New York for credit to the Account of Dean Witter Trust FSB, Harborside Financial Center, Plaza Two,

Jersey City, NJ, Account No. 8900188413. Wire purchase instructions must include the name of the Trust and the shareholder's account number. Purchases made by check are normally effective within two business days for checks drawn on Federal Reserve System member banks, and longer for most other checks. Wire purchases received by the Transfer Agent prior to 12:00 noon, New York time, on any business day are normally effective that day and wire purchases received after 12:00 noon, New York time, are normally effective the next business day. Initial investments by mail or wire must be at least $1,000. The minimum initial purchase in the case of an "Education IRA" is $500, if the Distributor has reason to believe that additional investments will increase the investment in the account to $1,000 within three years. Subsequent investments must be $50 or more and may be made through the Transfer Agent. In the case of investments pursuant to (i) Systematic Payroll Deduction Plans (including Individual Retirement Plans), (ii) the InterCapital mutual fund asset allocation program and (iii) fee-based programs approved by the Distributor, pursuant to which participants pay an asset based fee for services in the nature of investment advisory or administrative services, the Trust, in its discretion, may accept investments without regard to any minimum amounts which would otherwise be required, provided, in the case of Systematic Payroll Deduction Plans, that the Distributor has reason to believe that additional investments will increase the investment in all accounts under such Plans to at least $1,000. The Trust will waive the minimum initial investment for the automatic reinvestment of distributions from certain Unit Investment Trusts. The Trust and the Distributor reserve the right to reject any purchase order.


    Sales personnel of a Selected Broker-Dealer are compensated for shares of the Trust sold by them by the Distributor or any of its affiliates and/or the Selected Broker-Dealer. In addition, some sales personnel of the Selected Broker-Dealer will receive various types of non-cash compensation as special sales incentives, including trips, educational and/or business seminars and merchandise.

    Orders for the purchase of Trust shares placed by customers through DWR or other Selected Broker-Dealers with payment in clearing house funds will be transmitted to the Trust with payment in Federal Funds on the business day following the day the order is placed by the customer with DWR or another Selected Broker-Dealer. Investors desiring same day effectiveness should wire Federal Funds directly to the Transfer Agent. An order procedure exists pursuant to which customers of DWR and other Selected Broker-Dealers can, upon request:
(a) have the proceeds from the sale of listed securities invested in shares of the Trust on the day following the day the customer receives such proceeds in his or her DWR or other Selected Broker-Dealer brokerage account; and (b) pay for the purchase of certain listed securities by automatic liquidation of Trust shares owned by the customer. In addition, there is an automatic purchase procedure whereby consenting DWR or other Selected Broker-Dealer customers who are shareholders of the Trust will have free cash credit balances in their DWR or other Selected Broker-Dealer brokerage accounts as of the close of business (4:00 p.m., New York time) on the last business day of each week (where such balances do not exceed $5,000) automatically invested in shares of the Trust the next business day. Investors with free cash credit balances (i.e., immediately available funds) in brokerage accounts at DWR or other Selected Broker-Dealers will not have any of such funds invested in the Trust until the business day after the customer places an order with DWR or another Selected Broker-Dealer to purchase shares of the Trust and will not receive the daily dividend which would have been received had such funds been invested in the Trust on the day the order was placed with DWR or other Selected Broker-Dealer. Accordingly, DWR or other Selected Broker-Dealers may have the use of such free credit balances during such period.

PLAN OF DISTRIBUTION


    In accordance with a Plan of Distribution between the Trust and the Distributor, pursuant to Rule 12b-1 under the Act, certain services and activities in connection with the distribution of the Trust's shares are reimbursable expenses. The principal activities and services which may be provided by the Distributor, DWR, its affiliates and other Selected Broker-Dealers under the Plan include: (1) compensation to, and expenses of, DWR's and other Selected Broker-Dealers' account executives and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements. Reimbursements for these services may be made in monthly payments by the Trust, which in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the Trust's average daily net assets. For its fiscal year ended January 31, 1998, the fee paid was accrued at the annual rate of 0.10 of 1% of the Trust's average daily net assets. Expenses incurred pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year.


DETERMINATION OF NET ASSET VALUE

    The net asset value per share of the Trust is determined as of 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open by taking the value of all assets of the Trust, subtracting its liabilities and dividing the result by the number of shares outstanding. The net asset value per share will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.

    The Trust utilizes the amortized cost method in valuing its portfolio securities, which method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00. However, there is no assurance that the $1.00 net asset value will be maintained.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

    SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available for shareholders who own or purchase shares of the Trust having a minimum value of at least $5,000. The plan provides for monthly or quarterly (March, June, September, December) checks in any dollar amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis. The shares will be redeemed at their net asset value, determined at the shareholder's option, on the tenth or twenty-fifth day (or next business day) of the relevant month or quarter and normally a check for the proceeds will be mailed by the Transfer Agent, or amounts credited to a shareholder's DWR or other Selected Broker-Dealer brokerage account, within five days after the date of redemption. A shareholder wishing to make this election should do so on the Investment Application. The withdrawal plan may be terminated at any time by the Trust.

    TARGETED DIVIDENDS. In states where it is legally permissible, shareholders may elect to have all shares of the Trust earned as a result of dividends paid in any given month redeemed as of the end of the month and invested in shares of any other designated open-end investment company for which InterCapital serves as investment manager (collectively, with the Trust, the "Dean Witter Funds"), other than Dean Witter U.S. Government

Money Market Trust, at the net asset value per share of the selected Dean Witter Fund determined as of the last business day of the month, without the imposition of any applicable front-end sales charge or without the imposition of any applicable contingent deferred sales charge upon ultimate redemption. All such shares invested will begin to earn dividends, if any, in the selected Dean Witter Fund on the first business day of the succeeding month. Shareholders of the Trust must be shareholders of the selected Class of the Dean Witter Fund targeted to receive investments from dividends at the time they enter the Targeted Dividends program. Investors should review the prospectus of the targeted Dean Witter Fund before entering the program.


    EASYINVEST-SM-. Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Trust. Shares purchased through EasyInvest will be added to the shareholder's existing account at the net asset value calculated the same business day the transfer of funds is effected.

    Shareholders should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent for further information about any of the above services.

    TAX SHELTERED RETIREMENT PLANS. Retirement plans are available for use by the self-employed, Individual Retirement Accounts and Custodial Accounts under
Section 403(b)(7) of the Internal Revenue Code. Adoption of such plans should be on advice of legal counsel or tax adviser.

    For further information regarding plan administration, custodial fees and other details, investors should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent.

    SYSTEMATIC PAYROLL DEDUCTION PLAN. There is also available to employers a Systematic Payroll Deduction Plan by which their employees may invest in the Trust. For further information, investors should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent.


    EXCHANGE PRIVILEGE. An "Exchange Privilege", that is, the privilege of exchanging shares of certain Dean Witter Funds for shares of the Trust, exists whereby shares of Dean Witter Funds that are multiple class funds ("Dean Witter Multi-Class Funds"), shares of Dean Witter Multi-State Municipal Series Trust and Dean Witter Hawaii Municipal Trust, which are Dean Witter Funds sold with a front-end sales charge ("FSC Funds"), and shares of Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term"), which is a Dean Witter Fund offered with a contingent deferred sales charge ("CDSC"), may be exchanged for shares of the Trust, Dean Witter Liquid Asset Fund Inc., Dean Witter Tax-Free Daily Income Trust, Dean Witter California Tax-Free Daily Income Trust and Dean Witter New York Municipal Money Market Trust (which five funds are called "money market funds") and for shares of Dean Witter Short-Term U.S. Treasury Trust, Dean Witter Limited Term Municipal Trust, Dean Witter Short-Term Bond Fund and Dean Witter Intermediate Term U.S. Treasury Trust (which nine funds, including the Trust, are referred to herein as the "Exchange Funds"). Shares of the Exchange Funds received in an exchange for shares of a Dean Witter Multi-Class Fund may be redeemed and exchanged only for shares of the corresponding Class of a Dean Witter Multi-Class Fund or for shares of one of the other Exchange Funds, provided that shares of the Exchange Funds received in an exchange for Class A shares of a Dean Witter Multi-Class Fund may also be redeemed and exchanged for shares of a FSC Fund, and shares of the Exchange Funds received in an exchange for Class B shares of a Dean Witter Multi-Class Fund may also be redeemed and exchanged for shares of Global Short-Term. In addition, shares of the Exchange Funds received in an exchange for shares of a FSC

Fund may be redeemed and exchanged for Class A shares of a Dean Witter Multi-Class Fund or for shares of one of the other Exchange Funds, and shares of the Exchange Funds received in an exchange for shares of Global Short-Term may be redeemed and exchanged for Class B shares of a Dean Witter Multi-Class Fund or for shares of one of the other Exchange Funds.



    When exchanging into a money market fund, shares of the Multi-Class Fund, the FSC Fund, Global Short-Term or the Exchange Fund are redeemed at their next calculated net asset value and exchanged for shares of the money market fund at their net asset value determined the following business day. An exchange to an Exchange Fund that is not a money market fund is on the basis of the next calculated net asset value per share of each fund after the exchange order is received. Ultimately, any applicable CDSC will have to be paid upon redemption of shares originally purchased from Global Short-Term or a Class of a Dean Witter Multi-Class Fund that imposes a CDSC. (If shares of an Exchange Fund received in exchange for shares originally purchased from Global Short-Term or Class B of a Dean Witter Multi-Class Fund are exchanged for shares of Global Short-Term or another Dean Witter Multi-Class Fund having a different CDSC schedule from that of Global Short-Term or the Dean Witter Multi-Class Fund from which the Exchange Fund shares were acquired, the shares will be subject to the higher CDSC schedule.) During the period of time the shares originally purchased from Global Short-Term or from a Class of a Dean Witter Multi-Class Fund that imposes a CDSC remain in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period (for the purpose of determining the rate of the CDSC) is frozen. If those shares are subsequently reexchanged for shares of a Dean Witter Multi-Class Fund or Global Short-Term, the holding period previously frozen when the first exchange was made resumes on the last day of the month in which shares of a Dean Witter Multi-Class Fund or shares of Global Short-Term are reacquired. Thus, the CDSC is based upon the time (calculated as described above) the shareholder was invested in shares of a Dean Witter Multi-Class Fund or in shares of Global Short-Term. In the case of exchanges of Class A shares of a Dean Witter Multi-Class Fund that are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in shares of a FSC Fund. In the case of shares exchanged into an Exchange Fund on or after April 23, 1990, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees, if any, incurred on or after that date which are attributable to those shares (see "Purchase of Fund (Trust) Shares--Plan of Distribution" in the respective Exchange Fund Prospectus for a description of Exchange Fund distribution fees). Exchanges may be made after the shares of the fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchanges or dividend reinvestment.


    Exchange Privilege accounts may also be maintained for shareholders of the money market funds who acquired their shares in exchange for shares of various TCW/DW Funds, a group of funds distributed by the Distributor for which TCW Funds Management, Inc. serves as Adviser, under the terms and conditions described in the Prospectus and Statement of Additional Information of each TCW/DW Fund.


    ADDITIONAL INFORMATION REGARDING EXCHANGES. Purchases and exchanges should be made for investment purposes only. A pattern of frequent exchanges may be deemed by the Investment Manager to be abusive and contrary to the best interests of the Trust and its other shareholders and, at the Investment Manager's discretion, may be limited by the Trust's refusal to accept additional purchases and/or exchanges from the investor. Although the

Trust does not have any specific definition of what constitutes a pattern of frequent exchanges, and will consider all relevant factors in determining whether a particular situation is abusive and contrary to the best interests of the Trust and its other shareholders, investors should be aware that the Trust and each of the other Funds may in their discretion limit or otherwise restrict the number of times this Exchange Privilege may be exercised by any investor. Any such restriction will be made by the Trust on a prospective basis only, upon notice to the shareholder not later than ten days following such shareholder's most recent exchange.


    The Exchange Privilege may be terminated or revised at any time by the Trust and/or any of such Funds for which shares of the Trust may be exchanged, upon such notice as may be required by applicable regulatory agencies (presently sixty days' prior written notice for termination or material revision), provided that six months' prior written notice of termination will be given to the shareholders who hold shares of Exchange Funds or TCW/DW North American Government Income Trust pursuant to the Exchange Privilege, and provided further that the Exchange Privilege may be terminated or materially revised without notice under certain unusual circumstances. Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their account executive regarding restrictions on exchange of shares of the Trust pledged in their margin account.



    The current prospectus for each fund describes its investment objective(s) and policies, and shareholders should obtain one and read it carefully before investing. Exchanges are subject to the minimum investment requirement of each Class of shares and any other conditions imposed by each fund. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares on which the shareholder has realized a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased. The Exchange Privilege is only available in states where an exchange may legally be made.


    If DWR or another Selected Broker-Dealer is the current dealer of record and its account numbers are part of the account information, shareholders may initiate an exchange of shares of the Trust for shares of any of the above Funds pursuant to this Exchange Privilege by contacting their account executive (no Exchange Privilege Authorization Form is required). Other shareholders (and those who are clients of DWR or another Selected Broker-Dealer but who wish to make exchanges directly by telephoning the Transfer Agent) must complete and forward to the Transfer Agent an Exchange Privilege Authorization Form, copies of which may be obtained from the Trust, to initiate an exchange. If the Authorization Form is used, exchanges may be made in writing or by contacting the Transfer Agent at (800) 869-NEWS (toll-free).

    The Trust will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. Such procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number and DWR or other Selected Broker-Dealer account number (if any). Telephone instructions may also be recorded. If such procedures are not employed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.

    Telephone exchange instructions will be accepted if received by the Transfer Agent between 9:00 a.m. and 4:00 p.m., New York time, on any day the New York Stock Exchange is open. Any shareholder wishing to make an exchange who has previously filed an Exchange Privilege form and who is unable to reach the Trust by telephone should contact his or her DWR or other Selected Broker-Dealer account executive, if appropriate, or make a written exchange request. Shareholders are advised that during periods of drastic economic or market changes it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the experience of the Dean Witter Funds in the past.

    Shareholders should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent for further information about the Exchange Privilege.

REDEMPTION OF TRUST SHARES
--------------------------------------------------------------------------------

    A shareholder may withdraw all or any of his or her investments at any time, without penalty or charge, by redeeming shares through the Transfer Agent at the net asset value per share next determined (see "Purchase of Trust Shares--Determination of Net Asset Value") after the receipt of a redemption request meeting the applicable requirements as follows (all of which are subject to the General Redemption Requirements set forth below).

1.  BY CHECK

    The Transfer Agent will supply blank checks to any shareholder who has requested them on an Investment Application. The shareholder may make checks payable to the order of anyone in any amount not less than $500 (checks written in amounts under $500 will not be honored by the Transfer Agent). Shareholders must sign checks exactly as their shares are registered. If the account is a joint account, the check may contain one signature unless the joint owners have specified on an Investment Application that all owners are required to sign checks.

    Shares will be redeemed at their net asset value next determined (See "Purchase of Trust Shares-- Determination of Net Asset Value") after receipt by the Transfer Agent of a check which does not exceed the value of the account. Payment of the proceeds of a check will normally be made on the next business day after receipt by the Transfer Agent of the check in proper form. Shares purchased by check (including a certified or bank cashier's check) are not normally available to cover redemption checks until fifteen days after receipt of the check used for investment by the Transfer Agent. The Transfer Agent will not honor a check in an amount exceeding the value of the account at the time the check is presented for payment.

2.  BY TELEPHONE OR WIRE INSTRUCTIONS WITH
PAYMENT TO PREDESIGNATED BANK ACCOUNT

    A shareholder may redeem shares by telephoning or sending wire instructions to the Transfer Agent. Payment will be made by the Transfer Agent to the shareholder's bank account at any commercial bank designated by the shareholder in an Investment Application, by wire if the amount is $1,000 or more and the shareholder so requests, and otherwise by mail. Normally, the Transfer Agent will transmit payment the next business day following receipt of a request for redemption in proper form.

    DWR and other participating Selected Broker-Dealers have informed the Distributor and the Trust that, on behalf of and as agent for their customers who are shareholders of the Trust, they will transmit to the Trust requests for redemption of shares owned by their customers. In such cases, the Transfer Agent will wire proceeds of redemptions to DWR's or another Selected Broker-Dealer's bank account for credit to the shareholders' accounts the following business day. DWR and other participating Selected Broker-Dealers have also informed the Distributor and the Trust that they do not charge for this service.

    Redemption instructions must include the shareholder's name and account number and be wired or called to the Transfer Agent:
    --800-869-NEWS (toll-free)
    --Telex No. 125076

3.  BY MAIL


    A shareholder may redeem shares by sending a letter to Dean Witter Trust FSB, P.O. Box 983, Jersey City, NJ 07303, requesting redemption.


    Redemption proceeds will be mailed to the shareholder at his or her registered address or mailed or wired to his or her predesignated bank account, as requested. Proceeds of redemption may also be sent to some other person, as requested by the shareholder.

GENERAL REDEMPTION REQUIREMENTS


    Written requests for redemption must be signed by the registered shareholder(s). If the proceeds are to be paid to anyone other than the registered shareholder(s) or sent to any address other than the shareholder's registered address or predesignated bank account, signatures must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor), except in the case of redemption by check. Additional documentation may be required where shares are held by a corporation, partnership, trustee or executor. With regard to shares of the Trust acquired pursuant to the Exchange Privilege, any applicable CDSC will be imposed upon the redemption of such shares (see "Purchase of Trust Shares--Exchange Privilege").



    All requests for redemption should be sent to Dean Witter Trust FSB, P.O. Box 983, Jersey City, NJ 07303.


    Generally, the Trust will attempt to make payment for all redemptions within one business day, but in no event later than seven days after receipt of such redemption request in proper form. However, if the shares being redeemed were purchased by check (including a certified or bank cashier's check), payment may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of investment of the check by the Transfer Agent). In addition, the Trust may postpone redemptions at certain times when normal trading is not taking place on the New York Stock Exchange.

    The Trust reserves the right, on sixty days' notice, to redeem at net asset value the shares of any shareholder (other than shares held in an Individual Retirement Account or custodial account under Section 403(b)(7) of the Internal Revenue Code) whose shares due to redemptions by the shareholder have a value of less than $500, or such lesser amount as may be fixed by the Board of Trustees.

AUTOMATIC REDEMPTION PROCEDURE

    The Distributor has instituted an automatic redemption procedure which it may utilize to satisfy amounts due by a shareholder maintaining a brokerage account with DWR or another Selected Broker-Dealer as a result of purchases of securities or other transactions in the shareholder's brokerage account. Under this procedure, if the shareholder elects to participate by so notifying DWR or another Selected Broker-Dealer, the shareholder's DWR or other Selected Broker-Dealer brokerage account will be scanned each business day prior to the close of business (4:00 p.m., New York time). After application of any cash balances in the account, a sufficient number of Trust shares may be redeemed at the close of business to satisfy any amounts for which the shareholder is obligated to make payment to DWR or another Selected Broker-Dealer. Redemptions will be effected on the business day preceding the date the shareholder is obligated to make such payment, and DWR or another Selected Broker-Dealer will receive the redemption proceeds on the day following the redemption date. Shareholders will receive all dividends declared and reinvested through the date of redemption.


EASYINVEST-SM---AUTOMATIC REDEMPTION



    Shareholders may invest in shares of certain other Dean Witter Funds by subscribing to EasyInvest, an automatic purchase plan which provides for the automatic investment of any amount from $100 to $5,000 in shares of the specified fund.

Under EasyInvest, a shareholder may direct that a sufficient number of shares of the Trust be automatically redeemed and the proceeds transferred automatically to the Dean Witter Funds' Transfer Agent, on a semi-monthly, monthly or quarterly basis, for investment in shares of the specified fund. Redemptions will be effected on the business day preceding the investment date and the Transfer Agent will receive the proceeds for investment on the day following the redemption date.


DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    DIVIDENDS AND DISTRIBUTIONS. The Trust declares dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net investment income (and net short-term capital gains, if any) to shareholders of record as of the close of business the preceding business day. The amount of dividend may fluctuate from day to day and may be omitted on some days if net realized losses on portfolio securities exceed the Trust's net investment income. Dividends are automatically reinvested daily in additional full and fractional shares of the Trust (rounded to the last 1/100 of a share) at the net asset value per share at the close of business on that day. Any dividends declared in the last quarter of any calendar year which are paid in the following year prior to February 1 will be deemed received by the shareholder in the prior calendar year.

    Shareholders may instruct the Transfer Agent (in writing) to have their dividends paid out monthly in cash. For such shareholders, the shares reinvested and credited to their account during the month will be redeemed as of the close of business on the monthly payment date (which will be no later than the last business day of the month) and the proceeds will be paid to them by check. Processing of dividend checks begins immediately following the monthly payment date. Shareholders who have requested to receive dividends in cash will normally receive their monthly dividend check during the first ten days of the following month.

    TAXES. Because the Trust intends to distribute substantially all of its net investment income and net capital gains, if any, to shareholders and intends to otherwise comply with all of the provisions of Subchapter M of the Internal Revenue Code to qualify as a regulated investment company, it is not expected that the Trust will be required to pay any federal income tax.

    Distributions of net investment income and realized net short-term capital gains, if any, are taxable to shareholders subject to tax on their income as ordinary dividend income, whether such distributions are taken in cash or reinvested in additional shares.

    The Trust advises its shareholders annually as to the federal income tax status of distributions paid during each calendar year. To avoid being subject to a 31% federal backup withholding tax on taxable dividends, capital gains distributions and proceeds of redemptions, shareholders' taxpayer identification numbers must be furnished and certified as to accuracy.

    Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes.

CURRENT AND EFFECTIVE YIELD

    From time to time the Trust advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Trust refers to the income generated by an investment in the Trust over a given period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by investment during that seven-day period is assumed to be generated each seven-day period within a 365 day period and is shown as a percentage of investment. The "effective yield" for a seven-day period is calculated similarly but, when annualized, the income earned by an investment in the Trust is assumed to be reinvested each week within a 365 day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Trust's yield for the seven days ended January 31, 1998 was 4.86%. The effective annual yield on 4.86% is 4.98%, assuming daily compounding. The Trust may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Trust.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

    VOTING RIGHTS. All shares of beneficial interest of the Trust are of $0.01 par value and are equal as to earnings, assets and voting privileges.

    The Trust is not required to hold Annual Meetings of Shareholders and, in ordinary circumstances, the Trust does not intend to hold such meetings. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders.

    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that notice of such disclaimer be given in each instrument entered into or executed by the Trust and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability and the nature of the Trust's assets and operations, the possibility of the Trust being unable to meet its obligations is remote and, in the opinion of Massachusetts counsel to the Trust, the risk to Trust shareholders of personal liability is remote.

    CODE OF ETHICS. Directors, officers and employees of InterCapital, Dean Witter Services Company Inc. and the Distributor are subject to a strict Code of Ethics adopted by those companies. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics requires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no Dean Witter Fund is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and options transactions and profiting on short-term trading (that is, a purchase within sixty days of a sale or a sale within sixty days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within thirty days before or after any transaction in any Dean Witter Fund managed by them. Any violations of the Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.


    MASTER/FEEDER CONVERSION. The Trust reserves the right to seek to achieve its investment objectives by investing all of its investable assets in a diversified, open-end management investment company having the same investment objectives and policies and substantially the same investment restrictions as those applicable to the Trust.

    YEAR 2000. The investment management services provided to the Trust by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.


    SHAREHOLDER INQUIRIES. All inquiries regarding the Trust should be directed to the Trust, the Distributor or the Transfer Agent at one of the telephone numbers or at the address set forth on the front cover of this Prospectus.

  2  3  0 --
 for office use only

                                                                  [LOGO]
APPLICATION

DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST

Send to: Dean Witter Trust FSB (the "Transfer Agent"), P.O. Box 1040, Jersey City, NJ 07303



INSTRUCTIONS    For assistance in completing this application, telephone Dean Witter Trust FSB at (800) 869-NEWS (toll-free).
TO REGISTER
SHARES          1.[REMOVE APPLICATION CAREFULLY]
(please print)
                ---------------------------------------------------------------------------------------------------------------
                                  First Name                                    Last Name
-As joint
  tenants,
  use line 1 & 2  2.
                ---------------------------------------------------------------------------------------------------------------
                                  First Name                                    Last Name
                   (Joint tenants with rights of survivorship unless otherwise specified)
                                                                                              ------------------------

                                                                                              Social Security Number
-As custodian
  for a minor,   3.
  use lines 1 &
  3
                ---------------------------------------------------------------------------------------------------------------
                                                                    Minor's Name
                   Under the________Uniform Gifts to Minors Act                            ---------------------------
                                                                                           Minor's Social Security Number
                   State of Residence of Minor
-In the name of a
  corporation,   4.
  trust,
  partnership
  or other      ---------------------------------------------------------------------------------------------------------------
                                    Name of Corporation, Trust (including trustee name(s)) or Other Organization institutional
  investors, use
  line 4
                   If Trust, Date of Trust Instrument:____________                          Tax Identification
                                                                                             Number__________
ADDRESS
                ---------------------------------------------------------------------------------------------------------------
                   City                       State                       Zip Code

TO PURCHASE
SHARES:
Minimum Initial   / / CHECK (enclosed) $__________ (Make Payable to Dean Witter U.S. Government Money Market Trust)
Investment:
$1,000            / / WIRE*  On__________          MF*________
                  (Date)                            (Control number, this transaction)


                  ----------------------------------------------------------------------------------------------------------
                  Name of Bank                                                                        Branch
                  ----------------------------------------------------------------------------------------------------------
                  Address
                  ----------------------------------------------------------------------------------------------------------
                  Telephone Number
                  * For an initial investment made by wiring funds, obtain a control number by calling: (800) 869-NEWS
                  (toll-free).
                   Your bank should wire to:
                  Bank of New York for credit to account of Dean Witter Trust FSB


                  Account Number: 8900188413
                  Re: Dean Witter U.S. Government Money Market Trust
                  Account Of:______________________
                  (Investor's Account as Registered at the Transfer Agent)
                  Control or Account Number:______________________
                  (Assigned by Telephone)
                                                         OPTIONAL SERVICES

                  NOTE: If you are a current shareholder of Dean Witter U.S.
                  Government Money Market Trust, please indicate your fund account number here.
                  [ 2 ] [ 3 ] [ 0 ]  -

DIVIDENDS         All dividends will be reinvested daily in additional shares, unless the following option is selected:
                  / / Pay income dividends by check at the end of each month.
WRITE YOUR OWN    / / Send an initial supply of checks.
CHECK             FOR JOINT ACCOUNTS:
                  / / CHECK THIS BOX IF ALL OWNERS ARE REQUIRED TO SIGN CHECKS.
SYSTEMATIC        / / Systematic Withdrawal Plan ($25 minimum)                                        / / Percentage of balance
WITHDRAWAL        (annualized basis)
PLAN              $________ / / Monthly or / / Quarterly                                     ______% / / Monthly or / / Quarterly
Minimum           / / 10th   or / / 25th of Month/Quarter                                     / / 10th    or / / 25th of
Account Value:    Month/Quarter
$5,000            / / Pay shareholder(s) at address of record.
                  / / Pay to the following: (If this payment option is selected a signature guarantee is required)

                  ----------------------------------------------------------------------------------------------------------
                  Name
                  ----------------------------------------------------------------------------------------------------------
                  Address
                  ----------------------------------------------------------------------------------------------------------
                  City                       State                       Zip Code

PAYMENT TO        / /  Dean Witter Trust FSB is hereby authorized to honor telephonic or other instructions, without signature
PREDESIGNATED        guarantee, from any person for the redemption of any or all shares of Dean Witter U.S. Government Money Market
BANK ACCOUNT           Trust held in my (our) account provided that proceeds are transmitted only to the following bank account.
                       (Absent its own negligence, neither Dean Witter U.S. Government Money Market Trust nor Dean Witter Trust FSB
                       (the "Transfer Agent") shall be liable for any redemption caused by unauthorized instruction(s)):
Bank Account must be in
same  name  as  shares  are
registered        -------------------------------------------------------------------------------  ------------------------------
                  NAME & BANK ACCOUNT NUMBER                                                        BANK'S ROUTING TRANSMIT CODE
                                                                                                          (ASK YOUR BANK)
Minimum Amount:
$1,000            NAME OF BANK
                  -------------------------------------------------------------------------------
                  ADDRESS OF BANK
                  -------------------------------------------------------------------------------
                  TELEPHONE NUMBER OF BANK
                                                              SIGNATURE AUTHORIZATION
FOR ALL ACCOUNTS  NOTE: RETAIN A COPY OF THIS DOCUMENT FOR YOUR RECORDS. ANY MODIFICATION OF THE INFORMATION BELOW WILL REQUIRE AN
                  AMENDMENT TO THIS FORM. THIS DOCUMENT IS IN FULL FORCE AND EFFECT UNTIL ANOTHER DULY EXECUTED FORM IS RECEIVED BY
                  THE TRANSFER AGENT.
                  The "Transfer Agent" is hereby authorized to act as agent for the registered owner of shares of Dean Witter U.S.
                  Government Money Market Trust (the "Fund") in effecting redemptions of shares and is authorized to recognize the signature(s) below in payment of funds resulting from such redemptions on behalf of the registered owners of such shares. The Transfer Agent shall be liable only for its own negligence and not for default or negligence of its correspondents, or for losses in transit. The Fund shall not be liable for any default or negligence of the
                  Transfer Agent.
                  I (we) certify to my (our) legal capacity, or the capacity of the investor named above, to invest in and redeem shares of, and I (we) acknowledge receipt of a current prospectus of, Dean Witter U.S. Government Money Market
                  Trust and (we) further certify my (our) authority to sign and act for and on behalf of the investor.
                  Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2) that I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal
                  Revenue Service has notified me that I am no longer subject to backup withholding. (Note: You must cross out item
                  (2) above if you have been notified by IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.)
                  For Individual, Joint and Custodial Accounts for Minors, Check Applicable Box:
                  / / I am a United States Citizen.                     / / I am not a United States Citizen.
                                                  SIGNATURE(S) (IF JOINT TENANTS, ALL MUST SIGN)


                  ------------------------------------------------          ------------------------------------------------
                          SIGNATURE MUST BE KEPT WITHIN ABOVE AREA                  SIGNATURE MUST BE KEPT WITHIN ABOVE AREA
                  --------------------------------------------------------  --------------------------------------------------------
                          SIGNATURE MUST BE KEPT WITHIN ABOVE AREA                  SIGNATURE MUST BE KEPT WITHIN ABOVE AREA
Name(s) must be
signed
exactly the same  SIGNED THIS_______________DAY OF__________, 19____.
as shown on
lines 1 to 4 on
the reverse
side of this                                FOR CORPORATIONS, TRUSTS, PARTNERSHIPS AND OTHER ORGANIZATIONS
application
                  The following named persons are currently officers/trustees/general partners/other authorized signatories of the
                  Registered Owner, and any * of them ("Authorized Person(s)") is/are currently authorized under the applicable governing document to act with full power to sell, assign or transfer securities of the the Fund for the
                  Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:
                                         NAME/TITLE                                                SIGNATURE

In addition,
complete
Section A or B    --------------------------------------------------------  --------------------------------------------------------
below.
                  --------------------------------------------------------  --------------------------------------------------------
                          SIGNATURE MUST BE KEPT WITHIN ABOVE AREA                  SIGNATURE MUST BE KEPT WITHIN ABOVE AREA
                  --------------------------------------------------------  --------------------------------------------------------
                          SIGNATURE MUST BE KEPT WITHIN ABOVE AREA                  SIGNATURE MUST BE KEPT WITHIN ABOVE AREA
                  --------------------------------------------------------  --------------------------------------------------------
                          SIGNATURE MUST BE KEPT WITHIN ABOVE AREA                  SIGNATURE MUST BE KEPT WITHIN ABOVE AREA
                  SIGNED THIS____________DAY OF____________, 19____.
                  The Transfer Agent may, without inquiry, act only upon the instruction of ANY PERSON(S) purporting to be (an)
                  Authorized Person(s) as named in the Certification Form last received by the Transfer Agent. The Transfer Agent and the Fund shall not be liable for any claims, expenses (including legal fees) or losses resulting from the
                  Transfer Agent having acted upon any instruction reasonably believed genuine.
                  ------------------------------------------------------------------------------------------------------------------
                  *INSERT A NUMBER. UNLESS OTHERWISE INDICATED, THE TRANSFER AGENT MAY HONOR INSTRUCTIONS OF ANY ONE OF THE PERSONS
                   NAMED ABOVE.

SECTION (A)           NOTE: EITHER A SIGNATURE GUARANTEE OR CORPORATE SEAL IS REQUIRED.
CORPORATIONS AND
INCORPORATED
ASSOCIATIONS ONLY.    I, ____________, Secretary of the Registered Owner, do hereby certify that at a meeting on
SIGN ABOVE AND COM-   ____________ at which a quorum was present throughout, the Board of Directors of the
PLETE THIS            corporation/the officers of the association duly adopted a resolution, which is in full force and
SECTION               effect and in accordance with the Registered Owner's charter and by-laws, which resolution did the following: (1) empowered the above-named Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above; (2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the Registered Owner and to notify the
                      Transfer Agent when changes in office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until the Transfer
                      Agent receives a duly executed amendment to the Certification Form.
SIGNATURE
GUARANTEE**           Witness my hand on behalf of the corporation/association this ______ day of ____________, 19____.
(or Corporate Seal)
                      --------------------------------------------------------------------------------------------------
                                                                 Secretary**
                      The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the
                      corporation/association.
SIGNATURE
GUARANTEE**           --------------------------------------------------------------------------------------------------
(or Corporate Seal)                  Certifying Officer of the Corporation or Incorporated Association**
SECTION (B) ALL                                    NOTE: A SIGNATURE GUARANTEE IS REQUIRED.
OTHER
INSTITUTIONAL         --------------------------------------------------------------------------------------------------
INVESTORS                                                         Certifying
SIGNATURE                                          Trustee(s)/General Partner(s)/Other(s)**
GUARANTEE**
                      --------------------------------------------------------------------------------------------------
SIGN ABOVE AND COM-                                               Certifying
PLETE THIS SECTION                                 Trustee(s)/General Partner(s)/Other(s)**
                      **SIGNATURE(S) MUST BE GUARANTEED BY AN ELIBIGLE GUARANTOR

DEALER            Above signature(s) guaranteed. Prospectus has been delivered by undersigned to above-named applicant(s).
(if any)
Completion by
dealer only       ----------------------------------------------------  ----------------------------------------------------
                  Firm Name                                             Office Number-Account Number at Dealer-A/E Number
                  ----------------------------------------------------  ----------------------------------------------------
                  Address                                               Account Executive's Last Name
                  ----------------------------------------------------  ----------------------------------------------------
                  City, State, Zip Code                                 Branch Office

-Registered Trademark- 1998 Dean Witter Distributors Inc.

DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS JANUARY 31, 1998

                                                                                        ANNUALIZED
PRINCIPAL                                  DESCRIPTION                                    YIELD
AMOUNT IN                                      AND                                      ON DATE OF
THOUSANDS                                 MATURITY DATE                                  PURCHASE      VALUE
----------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCIES (99.5%)
$ 84,310   Federal Farm Credit Bank 02/23/98-11/23/98.................................  5.41-5.69%  $ 82,951,474
 375,997   Federal Home Loan Banks 02/04/98-07/29/98..................................  5.41-5.68    373,010,677
 173,558   Federal Home Loan Mortgage Corp. 02/02/98-06/05/98.........................  5.37-5.73    172,209,277
 230,638   Federal National Mortgage Assoc. 02/05/98-07/06/98.........................  5.41-5.70    228,354,834
  10,000   Student Loan Marketing Assoc. 04/27/98.....................................       5.41      9,872,434
  20,000   Tennessee Valley Authority 02/10/98-4/21/98................................  5.40-5.55     19,866,362
                                                                                                    ------------

           TOTAL U.S. GOVERNMENT AGENCIES
           (AMORTIZED COST $886,265,058)..........................................................   886,265,058
                                                                                                    ------------

           U.S. GOVERNMENT OBLIGATION (1.1%)
  10,000   U.S. Treasury Bill 04/16/98 (AMORTIZED COST $9,891,667)....................       5.32      9,891,667
                                                                                                    ------------

           REPURCHASE AGREEMENT (0.3%)
   2,219   The Bank of New York due 02/02/98 (dated 01/30/98; proceeds $2,219,576) (a)
             (IDENTIFIED COST $2,218,582).............................................      5.375      2,218,582
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $898,375,307) (B)........................................................  100.9 %   898,375,307

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................................   (0.9)     (7,804,021)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 890,571,286
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

(a) Collateralized by $2,199,915 U.S. Treasury Note 6.75% due 05/31/99 valued at $2,262,954.
(b)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $898,375,307)..............................................................  $898,375,307
Cash..........................................................................................        90,001
Receivable for:
    Interest..................................................................................       313,129
    Shares of beneficial interest sold........................................................       272,307
Prepaid expenses and other assets.............................................................       209,299
                                                                                                ------------

     TOTAL ASSETS.............................................................................   899,260,043
                                                                                                ------------

LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.................................................     8,176,208
    Investment management fee.................................................................       336,717
    Plan of distribution fee..................................................................        73,353
Accrued expenses and other payables...........................................................       102,479
                                                                                                ------------

     TOTAL LIABILITIES........................................................................     8,688,757
                                                                                                ------------

     NET ASSETS...............................................................................  $890,571,286
                                                                                                ------------
                                                                                                ------------

COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $890,569,126
Accumulated undistributed net investment income...............................................         2,160
                                                                                                ------------

     NET ASSETS...............................................................................  $890,571,286
                                                                                                ------------
                                                                                                ------------

NET ASSET VALUE PER SHARE,
  890,569,126 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)..............         $1.00
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JANUARY 31, 1998

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $49,850,300
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    4,108,339
Transfer agent fees and expenses...............................................................    3,708,286
Plan of distribution fee.......................................................................      861,859
Shareholder reports and notices................................................................      188,870
Registration fees..............................................................................      143,594
Professional fees..............................................................................       49,509
Custodian fees.................................................................................       46,399
Trustees' fees and expenses....................................................................       18,193
Other..........................................................................................       15,916
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    9,140,965
                                                                                                 -----------

NET INVESTMENT INCOME AND NET INCREASE.........................................................  $40,709,335
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE YEAR      FOR THE YEAR
                                                                               ENDED             ENDED
                                                                          JANUARY 31, 1998  JANUARY 31, 1997
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income and net increase..................................  $     40,709,335  $     39,392,462
Dividends from net investment income....................................       (40,709,121)      (39,391,745)
Net increase (decrease) from transactions in shares of beneficial
  interest..............................................................       (36,513,549)       24,364,860
                                                                          ----------------  ----------------

     NET INCREASE (DECREASE)............................................       (36,513,335)       24,365,577

NET ASSETS:
Beginning of period.....................................................       927,084,621       902,719,044
                                                                          ----------------  ----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $2,160 AND $1,946,
    RESPECTIVELY).......................................................  $    890,571,286  $    927,084,621
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter U.S. Government Money Market Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objectives are security of principal, high current income and liquidity. The Trust was organized as a Massachusetts business trust on November 18, 1981 and commenced operations on February 17, 1982.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Premiums are amortized and discounts are accreted over the life of the respective securities.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of

DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1998, CONTINUED

the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor, Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, its affiliates and other selected broker-dealers under the Plan: (1) compensation to, and expenses of, account executives of DWR's and other selected broker-dealers' account executives and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's

DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1998, CONTINUED

average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the year ended January 31, 1998, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities
for   the   year  ended   January  31,   1998  aggregated   $12,228,704,711  and
$12,310,616,114, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended January 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,891. At January 31, 1998, the Trust had an accrued pension liability of $47,654 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                     FOR THE
                                                                      YEAR        FOR THE YEAR
                                                                      ENDED          ENDED
                                                                   JANUARY 31,    JANUARY 31,
                                                                      1998            1997
                                                                   -----------   --------------
Shares sold......................................................  2,013,452,444  1,937,077,890
Shares issued in reinvestment of dividends.......................   40,560,689       39,246,217
                                                                   -----------   --------------
                                                                   2,054,013,133  1,976,324,107
Shares repurchased...............................................  (2,090,526,682) (1,951,959,247)
                                                                   -----------   --------------
Net increase (decrease)..........................................  (36,513,549)      24,364,860
                                                                   -----------   --------------
                                                                   -----------   --------------

6. FINANCIAL HIGHLIGHTS

See the "Financial Highlights" table on page 4 of this prospectus.

DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (appearing in the "Financial Highlights" table on page 4 of this Prospectus) present fairly, in all material respects, the financial position of Dean Witter U.S. Government Money Market Trust (the "Trust") at January 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10036
FEBRUARY 18, 1998

                        THE DEAN WITTER FAMILY OF FUNDS

MONEY MARKET FUNDS                       FIXED-INCOME FUNDS
Dean Witter California Tax-Free Daily    Dean Witter Balanced Income Fund
Income Trust                             Dean Witter California Tax-Free Income
Dean Witter Liquid Asset Fund Inc.       Fund
Dean Witter New York Municipal Money     Dean Witter Convertible Securities
Market Trust                             Trust
Dean Witter Tax-Free Daily Income Trust  Dean Witter Diversified Income Trust
Dean Witter U.S. Government Money        Dean Witter Federal Securities Trust
Market Trust                             Dean Witter Global Short-Term Income
EQUITY FUNDS                             Fund Inc.
Dean Witter American Value Fund          Dean Witter Hawaii Municipal Trust
Dean Witter Balanced Growth Fund         Dean Witter High Yield Securities Inc.
Dean Witter Capital Appreciation Fund    Dean Witter Intermediate Income
Dean Witter Capital Growth Securities    Securities
Dean Witter Developing Growth            Dean Witter Intermediate Term U.S.
Securities Trust                         Treasury Trust
Dean Witter Dividend Growth Securities   Dean Witter Limited Term Municipal
Inc.                                     Trust
Dean Witter European Growth Fund Inc.    Dean Witter Multi-State Municipal
Dean Witter Financial Services Trust     Series Trust
Dean Witter Fund of Funds                Dean Witter New York Tax-Free Income
Dean Witter Global Dividend Growth       Fund
Securities                               Dean Witter Short-Term Bond Fund
Dean Witter Global Utilities Fund        Dean Witter Short-Term U.S. Treasury
Dean Witter Health Sciences Trust        Trust
Dean Witter Income Builder Fund          Dean Witter Tax-Exempt Securities Trust
Dean Witter Information Fund             Dean Witter U.S. Government Securities
Dean Witter International SmallCap Fund  Trust
Dean Witter Japan Fund                   Dean Witter World Wide Income Trust
Dean Witter Market Leader Trust          DEAN WITTER RETIREMENT SERIES
Dean Witter Mid-Cap Growth Fund          American Value Series
Dean Witter Natural Resource             Capital Growth Series
Development Securities Inc.              Dividend Growth Series
Dean Witter Pacific Growth Fund Inc.     Global Equity Series
Dean Witter Precious Metals and          Intermediate Income Securities Series
Minerals Trust                           Liquid Asset Series
Dean Witter Special Value Fund           Strategist Series
Dean Witter S&P 500 Index Fund           U.S. Government Money Market Series
Dean Witter Utilities Fund               U.S. Government Securities Series
Dean Witter Value-Added Market Series    Utilities Series
Dean Witter World Wide Investment Trust  Value-Added Market Series
Morgan Stanley Dean Witter Competitive   ACTIVE ASSETS ACCOUNT PROGRAM
Edge Fund, "BEST IDEAS" PORTFOLIO        Active Assets California Tax-Free Trust
ASSET ALLOCATION FUNDS                   Active Assets Government Securities
Dean Witter Global Asset Allocation      Trust
Fund                                     Active Assets Money Trust
Dean Witter Strategist Fund              Active Assets Tax-Free Trust

Dean Witter
U. S. Government
Money Market Trust
Two World Trade Center
New York, New York 10048

TRUSTEES


Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and
General Counsel
Jonathan R. Page
Vice President
Thomas F. Caloia
Treasurer

CUSTODIAN

The Bank of New York
90 Washington Street
New York, New York 10286

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT


Dean Witter Trust FSB
Harborside Financial Center
Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.

DEAN WITTER
U.S. GOVERNMENT
MONEY MARKET
TRUST


                                               [LOGO]
                                                     PROSPECTUS -- MARCH 2, 1998

STATEMENT OF ADDITIONAL INFORMATION


MARCH 2, 1998                                               DEAN WITTER

                                                            U.S. GOVERNMENT
                                                            MONEY MARKET
                                                            TRUST
----------------------------------------------------------------------

    Dean Witter U.S. Government Money Market Trust (the "Trust") is an open-end diversified management investment company whose investment objectives are security of principal, high current income and liquidity. The Trust seeks to achieve its objectives by investing primarily in money market instruments maturing in thirteen months or less which are issued or guaranteed by the United States Government, its agencies or instrumentalities. (See "Investment Practices and Policies".) Shares of the Trust are not sponsored, guaranteed, endorsed or insured by the U.S. Government or any agency thereof.

    The Trust is authorized to reimburse for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution with Dean Witter Distributors Inc. pursuant to Rule 12b-1 under the Investment Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.


    A Prospectus for the Trust, dated March 2, 1998, which provides the basic information you should know before investing in the Trust, may be obtained without charge by request of the Trust at its address or at one of the telephone numbers listed below or from the Fund's Distributor, Dean Witter Distributors Inc., or from Dean Witter Reynolds Inc. at any of its branch offices or from any other Selected Broker-Dealer. This Statement of Additional Information is not a Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Trust, and should be read in conjunction with the Prospectus.


Dean Witter
U.S. Government Money Market Trust
Two World Trade Center
New York, New York 10048
(212) 392-2550 or (800) 869-NEWS (toll-free)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


The Trust and its Management...........................................................          3
Trustees and Officers..................................................................          6
Investment Practices and Policies......................................................         11
Investment Restrictions................................................................         13
Portfolio Transactions and Brokerage...................................................         14
Purchase of Trust Shares...............................................................         16
Redemption of Trust Shares.............................................................         24
Dividends, Distributions and Taxes.....................................................         25
Shares of the Trust....................................................................         26
Custodian and Transfer Agent...........................................................         27
Independent Accountants................................................................         27
Reports to Shareholders................................................................         27
Legal Counsel..........................................................................         28
Experts................................................................................         28
Registration Statement.................................................................         28
Financial Statements...................................................................         28

THE TRUST AND ITS MANAGEMENT
--------------------------------------------------------------------------------

THE TRUST

    The Trust is a Trust of the type commonly known as a "Massachusetts business trust" and was organized under the laws of the Commonwealth of Massachusetts on November 18, 1981 under the name Sears U.S. Government Money Market Trust. On January 18, 1983 the Trustees approved a change in the Trust's name, which became effective March 21, 1983, to Dean Witter/Sears U.S. Government Money Market Trust. On February 19, 1993, the Trustees changed the name of the Trust to Dean Witter U.S. Government Money Market Trust.


    As of January 31, 1998, no shareholder was known to own beneficially or of record as much as 5% of the outstanding shares of the Trust. The percentage ownership of the Trust changes from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.


THE INVESTMENT MANAGER


    Dean Witter InterCapital Inc. (the "Investment Manager" or "InterCapital"), a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048, is the Trust's Investment Manager. InterCapital is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD"), a Delaware corporation. In an internal reorganization which took place in January, 1993, InterCapital assumed the investment advisory, administrative and management activities previously performed by the InterCapital Division of Dean Witter Reynolds Inc. ("DWR"), a broker-dealer affiliate of InterCapital. (As hereinafter used in this Statement of Additional Information, the terms "InterCapital" and "Investment Manager" refer to DWR's InterCapital Division prior to the reorganization and to Dean Witter InterCapital Inc. thereafter.) The daily management of the Trust and research relating to the Trust's portfolio are conducted by or under the direction of officers of the Trust and of the Investment Manager, subject to review by the Trust's Board of Trustees. Information as to these Trustees and officers is contained under the caption "Trustees and Officers."



    The Investment Manager is also the investment manager or investment adviser of the following investment companies: Dean Witter Liquid Asset Fund Inc., InterCapital Income Securities Inc., InterCapital Insured Municipal Bond Trust, InterCapital Insured Municipal Trust, InterCapital Insured Municipal Income Trust, InterCapital California Insured Municipal Income Trust, InterCapital Insured Municipal Securities, InterCapital Insured California Municipal Securities, InterCapital Quality Municipal Investment Trust, InterCapital Quality Municipal Income Trust, InterCapital Quality Municipal Securities, InterCapital California Quality Municipal Securities, InterCapital New York Quality Municipal Securities, High Income Advantage Trust, High Income Advantage Trust II, High Income Advantage Trust III, Dean Witter Government Income Trust, Dean Witter High Yield Securities Inc., Dean Witter Tax-Free Daily Income Trust, Dean Witter Developing Growth Securities Trust, Dean Witter Tax-Exempt Securities Trust, Dean Witter Natural Resource Development Securities Inc., Dean Witter Dividend Growth Securities Inc., Dean Witter American Value Fund, Dean Witter Select Municipal Reinvestment Fund, Dean Witter Variable Investment Series, Dean Witter World Wide Investment Trust, Dean Witter U.S. Government Securities Trust, Dean Witter California Tax-Free Income Fund, Dean Witter New York Tax-Free Income Fund, Dean Witter Convertible Securities Trust, Dean Witter Federal Securities Trust, Dean Witter Value-Added Market Series, Dean Witter Utilities Fund, Dean Witter Strategist Fund, Dean Witter California Tax-Free Daily Income Trust, Dean Witter World Wide Income Trust, Dean Witter Intermediate Income Securities, Dean Witter Capital Growth Securities, Dean Witter New York Municipal Money Market Trust, Dean Witter European Growth Fund Inc., Dean Witter Pacific Growth Fund Inc., Dean Witter Precious Metals and Minerals Trust, Dean Witter Global Short-Term Income Fund Inc., Dean Witter Multi-State Municipal Series Trust, Dean Witter Short-Term U.S. Treasury Trust, Dean Witter Diversified Income Trust, Dean Witter Health Sciences Trust, Dean Witter Retirement Series, Dean Witter Global Dividend Growth Securities, Dean Witter Limited Term Municipal Trust, Dean Witter Short-Term Bond Fund, Dean Witter Global Utilities Fund, Dean Witter International SmallCap Fund, Dean Witter Mid-Cap Growth Fund, Dean Witter Select Dimensions Investment Series, Dean Witter Global Asset Allocation Fund, Dean Witter Balanced Growth Fund, Dean Witter Balanced Income Fund, Dean Witter Hawaii Municipal Trust, Dean Witter Capital Appreciation Fund, Dean Witter Information Fund, Dean Witter Intermediate Term U.S. Treasury Trust, Dean Witter Japan Fund, Dean Witter Income Builder Fund, Dean Witter Special

Value Fund, Dean Witter Financial Services Trust, Dean Witter Market Leader Trust, Dean Witter S&P 500 Index Fund, Dean Witter Fund of Funds, Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS" PORTFOLIO, Morgan Stanley Dean Witter Growth Fund, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust, Active Assets Government Securities Trust, Municipal Income Trust, Municipal Income Trust II, Municipal Income Trust III, Municipal Income Opportunities Trust, Municipal Income Opportunities Trust II, Municipal Income Opportunities Trust III, Municipal Premium Income Trust and Prime Income Trust. The foregoing investment companies, together with the Trust, are collectively referred to as the Dean Witter Funds.



    In addition, Dean Witter Services Company Inc. ("DWSC"), a wholly-owned subsidiary of InterCapital, serves as manager for the following companies for which TCW Funds Management, Inc. is the investment adviser: TCW/DW North American Government Income Trust, TCW/DW Latin American Growth Fund, TCW/DW Income and Growth Fund, TCW/DW Small Cap Growth Fund, TCW/DW Mid-Cap Equity Trust, TCW/DW Global Telecom Trust, TCW/DW Total Return Trust, TCW/DW Emerging Markets Opportunities Trust, TCW/DW Term Trust 2000, TCW/DW Term Trust 2002 and TCW/DW Term Trust 2003 (the "TCW/DW Funds"). InterCapital also serves as: (i) administrator of The BlackRock Strategic Term Trust Inc., a closed-end investment company; (ii) sub-administrator of MassMutual Participation Investors and Templeton Global Governments Income Trust, closed-end investment companies; and (iii) investment adviser of Offshore Dividend Growth Fund and Offshore Money Market Fund, mutual funds established under the laws of the Cayman Islands and available only to investors who are participants in DWR's International Active Assets Account program and are neither citizens nor residents of the United States.


    Pursuant to an Investment Management Agreement (the "Agreement") with the Investment Manager, the Trust has retained the Investment Manager to manage the investment of the Trust's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates such information and advice relating to the economy, securities markets and specific securities as it considers necessary or useful to continuously manage the assets of the Trust in a manner consistent with its investment objectives and policies.

    Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its expense, such office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Trust may reasonably require in the conduct of its business, including the services of personnel in connection with the pricing of the Trust's shares and the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Trust, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Trust.

    Effective December 31, 1993, pursuant to a Services Agreement between InterCapital and DWSC, DWSC began to provide the administrative services to the Trust which were previously performed directly by InterCapital. On April 17, 1995, DWSC was reorganized in the State of Delaware, necessitating the entry into a new Services Agreement by InterCapital and DWSC on that date. The foregoing internal reorganizations did not result in any change in the nature or scope of the administrative services being provided to the Trust or any of the fees being paid by the Trust for the overall services being performed under the terms of the existing Management Agreement.


    Expenses not expressly assumed by the Investment Manager under the Agreement or by the Distributor of the Trust's shares, Dean Witter Distributors Inc. ("Distributors" or the "Distributor"), (see "Purchase of Trust Shares") will be paid by the Trust. Such expenses include, but are not limited to: the distribution fee under the Plan of Distribution pursuant to Rule 12b-1 (see "Purchase of Trust Shares"), charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing certificates representing shares of the Trust; registration costs of the Trust and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Trust and supplements thereto to the Trust's shareholders; all expenses of shareholders' and Trustees' meetings and of printing, including typesetting, and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, distribution, withdrawal or redemption options; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Trust or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager) and independent accountants; membership dues of industry associations; interest on Trust borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Trust's operation.


    As full compensation for the services and facilities furnished to the Trust and expenses of the Trust assumed by the Investment Manager, the Trust pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% of the portion of the daily net assets exceeding $3 billion. For the fiscal years ended January 31, 1996, 1997 and 1998, the Trust accrued to the Investment Manager total compensation of $4,061,755, $4,190,754 and $4,108,339, respectively.


    The Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Trust or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Trust or its investors. The Agreement in no way restricts the Investment Manager from acting as investment manager or adviser to others.


    The Agreement was initially approved by the Trustees on February 21, 1997 and by the shareholders of the Trust at a Meeting of Shareholders held on May 21, 1997. The Agreement is substantially identical to a prior investment management agreement which was initially approved by the Trustees on October 30, 1992 and by the shareholders of the Trust at a Meeting of Shareholders held on January 12, 1993. The Agreement took effect on May 31, 1997 upon the consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc. The Agreement may be terminated at any time, without penalty, on thirty days' notice by the Board of Trustees of the Trust, by the holders of a majority, as defined in the Investment Company Act of 1940, as amended (the "Act"), of the outstanding shares of the Trust, or by the Investment Manager. The Agreement will automatically terminate in the event of its assignment (as defined in the Act).



    Under its terms, the Agreement has an initial term ending April 30, 1999 and will continue in effect from year to year thereafter, provided continuance of the Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Act, of the outstanding shares of the Trust, or by the Board of Trustees of the Trust; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees of the Trust who are not parties to the Agreement or "interested persons" (as defined in the Act) of any such party (the "Independent Trustees"), which vote must be cast in person at a meeting called for the purpose of voting on such approval.


    The Trust has acknowledged that the name "Dean Witter" is a property right of DWR. The Trust has agreed that DWR or its parent company may use or, at any time, permit others to use, the name "Dean Witter." The Trust has also agreed that in the event the Agreement is terminated, or if the affiliation between Dean Witter and its parent company is terminated, the Trust will eliminate the name "Dean Witter" from its name if DWR or its parent company shall so request.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


    The Trustees and Executive Officers of the Trust, their principal business occupations during the last five years and their affiliations, if any, with InterCapital and with the 85 Dean Witter Funds and the 11 TCW/DW Funds are shown below.



NAME, AGE, POSITION WITH TRUST AND ADDRESS              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------  ---------------------------------------------------------------------
Michael Bozic (57)                          Chairman and Chief Executive Officer of Levitz Furniture Corporation
Trustee                                     (since November, 1995); Director or Trustee of the Dean Witter Funds;
c/o Levitz Furniture Corporation            formerly President and Chief Executive Officer of Hills Department
6111 Broken Sound Parkway, N.W.             Stores (May, 1991-July, 1995); formerly variously Chairman, Chief
Boca Raton, Florida                         Executive Officer, President and Chief Operating Officer (1987-1991)
                                            of the Sears Merchandise Group of Sears, Roebuck and Co.; Director of
                                            Eaglemark Financial Services, Inc., the United Negro College Fund and
                                            Weirton Steel Corporation.

Charles A. Fiumefreddo* (64)                Chairman, Chief Executive Officer and Director of InterCapital,
Chairman of the Board,                      Distributors and DWSC; Executive Vice President and Director of DWR;
President, Chief Executive                  Chairman, Director or Trustee, President and Chief Executive Officer
Officer and Trustee                         of the Dean Witter Funds; Chairman, Chief Executive Officer and
Two World Trade Center                      Trustee of the TCW/DW Funds; Chairman and Director of Dean Witter
New York, New York                          Trust FSB ("DWT"); Director and/or officer of various MSDWD subsidiaries.

Edwin J. Garn (65)                          Director or Trustee of the Dean Witter Funds; formerly United States
Trustee                                     Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee
c/o Huntsman Corporation                    (1980-1986); formerly Mayor of Salt Lake City, Utah (1971-1974);
500 Huntsman Way                            formerly Astronaut, Space Shuttle Discovery (April 12-19, 1985); Vice
Salt Lake City, Utah                        Chairman, Huntsman Corporation; Director of Franklin Covey (time management systems), John Alden Financial Corp. (health insurance),
                                            United Space Alliance (joint venture between Lockheed Martin and the
                                            Boeing Company) and Nuskin Asia Pacific (multilevel marketing);
                                            member of the board of various civic and charitable organizations.

John R. Haire (73)                          Chairman of the Audit Commitee and Chairman of the Committee of the
Trustee                                     Independent Directors or Trustees and Director or Trustee of the Dean
Two World Trade Center                      Witter Funds; Chairman of the Audit Committee and Chairman of the
New York, New York                          Committee of the Independent Trustees and Trustee of the TCW/DW
                                            Funds; formerly President, Council for Aid to Education (1978-1989)
                                            and Chairman and Chief Executive Officer of Anchor Corporation, an
                                            Investment Adviser (1964-1978).

NAME, AGE, POSITION WITH TRUST AND ADDRESS              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------  ---------------------------------------------------------------------
Wayne E. Hedien (64)                        Retired; Director or Trustee of the Dean Witter Funds; Director of
Trustee                                     the PMI Group, Inc. (private mortgage insurance); Trustee and Vice
c/o Gordon Altman Butowsky                  Chairman of The Field Museum of Natural History; formerly associated
 Weitzen Shalov & Wein                      with the Allstate Companies (1966-1994), most recently as Chairman of
Counsel to the Independent Trustees         The Allstate Corporation (March, 1993-December, 1994) and Chairman
114 West 47th Street                        and Chief Executive Officer of its wholly-owned subsidiary, Allstate
New York, New York                          Insurance Company (July, 1989-December, 1994); director of various other business and charitable organizations.

Dr. Manuel H. Johnson (49)                  Senior Partner, Johnson Smick International, Inc., a consulting firm;
Trustee                                     Co-Chairman and a founder of the Group of Seven Council (G7C), an
c/o Johnson Smick International, Inc.       international economic commission; Director or Trustee of the Dean
1133 Connecticut Avenue, N.W.               Witter Funds; Trustee of the TCW/DW Funds; Director of NASDAQ (since
Washington, DC                              June, 1995); Director of Greenwich Capital Markets, Inc.
                                            (broker-dealer); Chairman and Trustee of the Financial Accounting
                                            Foundation (oversight organization for the FASB); formerly Vice
                                            Chairman of the Board of Governors of the Federal Reserve System
                                            (1986-1990) and Assistant Secretary of the U.S. Treasury (1982-1986).

Michael E. Nugent (61)                      General Partner, Triumph Capital, L.P., a private investment
Trustee                                     partnership; Director or Trustee of the Dean Witter Funds; Trustee of
c/o Triumph Capital, L.P.                   the TCW/DW Funds; formerly Vice President, Bankers Trust Company and
237 Park Avenue                             BT Capital Corporation (1984-1988); Director of various business
New York, New York                          organizations.

Philip J. Purcell* (54)                     Chairman of the Board of Directors and Chief Executive Officer of
Trustee                                     MSDWD, DWR and Novus Credit Services Inc.; Director of InterCapital,
1585 Broadway                               DWSC and Distributors; Director or Trustee of the Dean Witter Funds;
New York, New York                          Director and/or officer of various MSDWD subsidiaries.

John L. Schroeder (67)                      Retired; Director or Trustee of the Dean Witter Funds; Trustee of the
Trustee                                     TCW/DW Funds; Director of Citizens Utilities Company; formerly
c/o Gordon Altman Butowsky                  Executive Vice President and Chief Investment Officer of the Home
  Weitzen Shalov & Wein                     Insurance Company (August, 1991-September 1995).
Counsel to the Independent Trustees
114 West 47th Street
New York, New York

Barry Fink (43)                             Senior Vice President (since March, 1997) and Secretary and General
Vice President, Secretary and               Counsel (since February, 1997) of InterCapital and DWSC; Senior Vice
General Counsel                             President (since March, 1997) and Assistant Secretary and Assistant
Two World Trade Center                      General Counsel (since February, 1997) of Distributors; Assistant
New York, New York                          Secretary of DWR (since August, 1996); Vice President, Secretary and
                                            General Counsel of the Dean Witter Funds and the TCW/DW Funds (since
                                            February, 1997); previously First Vice President (June,
                                            1993-February, 1997), Vice President (until June, 1993) and Assistant
                                            Secretary and Assistant General Counsel of InterCapital and DWSC and
                                            Assistant Secretary of the Dean Witter Funds and TCW/DW Funds.

NAME, AGE, POSITION WITH TRUST AND ADDRESS              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------  ---------------------------------------------------------------------
Jonathan R. Page (51)                       Senior Vice President of InterCapital; Vice President of various Dean
Vice President                              Witter Funds.
Two World Trade Center
New York, New York

Thomas F. Caloia (52)                       First Vice President and Assistant Treasurer of InterCapital and
Treasurer                                   DWSC; Treasurer of the Dean Witter Funds and the TCW/DW Funds.
Two World Trade Center
New York, New York


---------
 *Denotes Trustees who are "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.


    In addition, Robert M. Scanlan, President and Chief Operating Officer of InterCapital and DWSC, Executive Vice President of Distributors and DWT and Director of DWT, Mitchell M. Merin, President and Chief Strategic Officer of InterCapital and DWSC, Executive Vice President of Distributors and DWT, and Director of DWT, Executive Vice President, Chief Administrative Officer and Director of DWR, and Director of SPS Transaction Services, Inc. and various other MSDWD subsidiaries, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of InterCapital and Director of DWT, Robert S. Giambrone, Senior Vice President of InterCapital, DWSC, Distributors and DWT and Director of DWT, and Peter M. Avelar, Paul D. Vance and James F. Willison, Senior Vice Presidents of InterCapital, are Vice Presidents of the Trust and Marilyn K. Cranney, First Vice President and Assistant General Counsel of InterCapital and DWSC, LouAnne D. McInnis, Carsten Otto and Ruth Rossi, Vice Presidents and Assistant General Counsels of InterCapital and DWSC, and Frank Bruttomesso and Todd Lebo, staff attorneys with InterCapital, are Assistant Secretaries of the Trust.


THE BOARD OF TRUSTEES, THE INDEPENDENT TRUSTEES, AND THE COMMITTEES


    The Board of Trustees consists of nine (9) trustees. These same individuals also serve as directors or trustees for all of the Dean Witter Funds, and are referred to in this section as Trustees. As of the date of this Statement of Additional Information, there are a total of 85 Dean Witter Funds, comprised of 129 portfolios. As of January 31, 1998, the Dean Witter Funds had total net assets of approximately $96 billion and more than five million shareholders.



    Seven Trustees (77% of the total number) have no affiliation or business connection with InterCapital or any of its affiliated persons and do not own any stock or other securities issued by InterCapital's parent company, MSDWD. These are the "disinterested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with InterCapital. Four of the seven independent Trustees are also Independent Trustees of the TCW/DW Funds.


    Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so.


    All of the Independent Trustees serve as members of the Audit Committee and the Committee of the Independent Trustees. Three of them also serve as members of the Derivatives Committee. During the calendar year ended December 31, 1997, the three Committees held a combined total of seventeen meetings. The Committees hold some meetings at InterCapital's offices and some outside InterCapital. Management Trustees or officers do not attend these meetings unless they are invited for purposes of furnishing information or making a report.

    The Committee of the Independent Trustees is charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Dean Witter Funds have such a plan.

    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.

    Finally, the Board of each Fund has formed a Derivatives Committee to establish parameters for and oversee the activities of the Fund with respect to derivative investments, if any, made by the Fund.

DUTIES OF CHAIRMAN OF COMMITTEE OF THE INDEPENDENT TRUSTEES AND AUDIT COMMITTEE

    The Chairman of the Committee of the Independent Trustees and the Audit Committee maintains an office at the Funds' headquarters in New York. He is responsible for keeping abreast of regulatory and industry developments and the Funds' operations and management. He screens and/or prepares written materials and identifies critical issues for the Independent Trustees to consider, develops agendas for Committee meetings, determines the type and amount of information that the Committees will need to form a judgment on various issues, and arranges to have that information furnished to Committee members. He also arranges for the services of independent experts and consults with them in advance of meetings to help refine reports and to focus on critical issues. Members of the Committees believe that the person who serves as Chairman of both Committees and guides their efforts is pivotal to the effective functioning of the Committees.

    The Chairman of the Committees also maintains continuous contact with the Funds' management, with independent counsel to the Independent Trustees and with the Funds' independent auditors. He arranges for a series of special meetings involving the annual review of investment advisory, management and other operating contracts of the Funds and, on behalf of the Committees, conducts negotiations with the Investment Manager and other service providers. In effect, the Chairman of the Committees serves as a combination of chief executive and support staff of the Independent Trustees.


    The Chairman of the Committee of the Independent Trustees and the Audit Committee is not employed by any other organization and devotes his time primarily to the services he performs as Committee Chairman and Independent Trustee of the Dean Witter Funds and as an Independent Trustee and as Chairman of the Committee of the Independent Trustees and the Audit Committee of the TCW/DW Funds. The current Committee Chairman has had more than 35 years experience as a senior executive in the investment company industry.


ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL DEAN WITTER FUNDS

    The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, and a Chairman of their Committees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Dean Witter Funds.

COMPENSATION OF INDEPENDENT TRUSTEES


    The Trust pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees or committees of the Board of Trustees attended by the Trustee (the Trust pays the Chairman of the Audit Committee an annual fee of $750 and pays the Chairman of the Committee of the Independent Trustees an additional annual fee of $1,200). If a Board meeting and a Committee meeting, or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Trust. The Trust also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Trust who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Trust.



    The following table illustrates the compensation paid to the Trust's Independent Trustees by the Trust for the fiscal year ended January 31, 1998.


                               TRUST COMPENSATION


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                     FROM THE TRUST
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,600
Edwin J. Garn.................................................       1,800
John R. Haire.................................................       3,750
Wayne E. Hedien...............................................         782
Dr. Manuel H. Johnson.........................................       1,750
Michael E. Nugent.............................................       1,800
John L. Schroeder.............................................       1,800



    The following table illustrates the compensation paid to the Trust's Independent Trustees for the calendar year ended December 31, 1997 for services to the 84 Dean Witter Funds and, in the case of Messrs. Haire, Johnson, Nugent and Schroeder, the 14 TCW/DW Funds that were in operation at December 31, 1997. With respect to Messrs. Haire, Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Dean Witter Money Market Funds. Mr. Hedien's term as Director or Trustee of each Dean Witter Fund commenced on September 1, 1997.



           CASH COMPENSATION FROM DEAN WITTER FUNDS AND TCW/DW FUNDS



                                                                   FOR SERVICE AS    FOR SERVICE
                                                                    CHAIRMAN OF          AS          TOTAL CASH
                                                                   COMMITTEES OF     CHAIRMAN OF    COMPENSATION
                               FOR SERVICE                          INDEPENDENT     COMMITTEES OF   FOR SERVICES
                              AS DIRECTOR OR                         DIRECTORS/      INDEPENDENT         TO
                               TRUSTEE AND       FOR SERVICE AS     TRUSTEES AND    TRUSTEES AND       84 DEAN
                             COMMITTEE MEMBER     TRUSTEE AND          AUDIT            AUDIT          WITTER
                                OF 84 DEAN      COMMITTEE MEMBER   COMMITTEES OF    COMMITTEES OF     FUNDS AND
NAME OF                           WITTER          OF 14 TCW/DW     84 DEAN WITTER     14 TCW/DW       14 TCW/DW
INDEPENDENT TRUSTEE               FUNDS              FUNDS             FUNDS            FUNDS           FUNDS
---------------------------  ----------------   ----------------   --------------   -------------   -------------
Michael Bozic..............      $133,602           --                 --               --            $133,602
Edwin J. Garn..............       149,702           --                 --               --             149,702
John R. Haire..............       149,702           $73,725           $157,463        $ 25,350         406,240
Wayne E. Hedien............        39,010           --                 --               --              39,010
Dr. Manuel H. Johnson......       145,702            71,125            --               --             216,827
Michael E. Nugent..........       149,702            73,725            --               --             223,427
John L. Schroeder..........       149,702            73,725            --               --             223,427

    As of the date of this Statement of Additional Information, 57 of the Dean Witter Funds, including the Trust, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service. Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 25.0% of his or her Eligible Compensation plus 0.4166666% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 50.0% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.


    The following table illustrates the retirement benefits accrued to the Trust's Independent Trustees by the Trust for the fiscal year ended January 31, 1998 and by the 57 Dean Witter Funds (including the Trust) for the year ended December 31, 1997, and the estimated retirement benefits for the Trust's Independent Trustees, to commence upon their retirement, from the Trust as of January 31, 1998 and from the 57 Dean Witter Funds as of December 31, 1997.


          RETIREMENT BENEFITS FROM THE TRUST AND ALL DEAN WITTER FUNDS


                                       FOR ALL ADOPTING FUNDS
                                     ---------------------------   RETIREMENT BENEFITS   ESTIMATED ANNUAL
                                      ESTIMATED                                              BENEFITS
                                       CREDITED                    ACCRUED AS EXPENSES         UPON
                                        YEARS        ESTIMATED                            RETIREMENT(2)
                                      OF SERVICE     PERCENTAGE    --------------------  ----------------
                                          AT             OF                     BY ALL    FROM   FROM ALL
                                      RETIREMENT      ELIGIBLE      BY THE      ADOPTING  THE    ADOPTING
NAME OF INDEPENDENT TRUSTEE          (MAXIMUM 10)   COMPENSATION    TRUST        FUNDS   TRUST    FUNDS
-----------------------------------  ------------   ------------   --------     -------  ------  --------
Michael Bozic......................       10           50.0%       $   347      $20,499  $  825  $ 47,025
Edwin J. Garn......................       10           50.0            492       30,878     825    47,025
John R. Haire......................       10           50.0           (789 )(3) (19,823 (3)  2,260  127,897
Wayne E. Hedien                            9           42.5             52            0     701    39,971
Dr. Manuel H. Johnson..............       10           50.0            209       12,832     825    47,025
Michael E. Nugent..................       10           50.0            351       22,546     825    47,025
John L. Schroeder..................        8           41.7            667       39,350     693    39,504


------------------------
(1) An Eligible Trustee may elect alternate payments of his or her retirement benefits based upon the combined life expectancy of such Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. The amount estimated to be payable under this method, through the remainder of the later of the lives of such Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to either 50% or 100% of the previous periodic amount, an election that, respectively, increases or decreases the previous periodic amount so that the resulting payments will be the actuarial equivalent of the Regular Benefit.

(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.


(3) This number reflects the effect of the extension of Mr. Haire's term as Director or Trustee until June 1, 1998.


    As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Trust owned by the Trust's officers and Trustees as a group was less than 1 percent of the Trust's shares of beneficial interest outstanding.

INVESTMENT PRACTICES AND POLICIES
--------------------------------------------------------------------------------


    REPURCHASE AGREEMENTS. As discussed in the Prospectus, when cash may be available to the Trust for only a few days, it may be invested by the Trust in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Trust. These agreements, which may be viewed as a type of secured lending by the Trust, typically involve the acquisition by the Trust of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral"), which is held by the Trust's custodian bank, at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Trust will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Trust to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Trust follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Investment Manager. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price, which consists of the purchase price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934) that at the time the repurchase agreement is entered into are rated in the highest rating category by the "Requisite NRSROs" (see "Purchase of Trust Shares-- Determination of Net Asset Value"). Additionally, the collateral must qualify the repurchase agreement for preferential treatment under the Federal Deposit Insurance Act of the Federal Bankruptcy Code. In the event of a default or bankruptcy by a selling financial institution, the Trust will seek to liquidate such collateral. However, the exercising of the Trust's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Trust could suffer a loss. It is the current policy of the Trust not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Trust, amounts to more than 10% of its total assets. The Trust's investments in repurchase agreements may, at times, be substantial when, in the view of the Investment Manager, liquidity or other considerations so warrant.


    REVERSE REPURCHASE AGREEMENTS. As discussed in the Prospectus, the Trust may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Trust of portfolio assets concurrently with an agreement by the Trust to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Trust can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Trust of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Trust intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Trust will establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Trust and for purposes other than meeting redemptions may not exceed 5% of the Trust's total assets.

    LENDING OF PORTFOLIO SECURITIES. Subject to investment restriction (11) below, the Trust may lend portfolio securities to brokers, dealers and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Trust and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the Trust any income accruing thereon, and the Trust may invest the cash collateral in portfolio securities, thereby earning additional income. The Trust will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 10% of the value of its total assets. Loans would be subject to termination by the Trust on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Trust and its shareholders. The Trust may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. As discussed in the Prospectus, from time to time, in the ordinary course of business, the Trust may purchase securities on a when-issued or delayed delivery basis, i.e., delivery and payment can take place between a month and 120 days after the date of the transaction. At the time the Trust makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Trust will also establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities.


    The foregoing strategies, and those discussed in the Prospectus under the heading "Investment Objectives and Policies," may subject the Trust to the effects of interest rate fluctuations to a greater extent than would occur if such strategies were not used. While these strategies may be used by the Trust if, in the opinion of the Investment Manager, they will be advantageous to the Trust, the Trust will be free to reduce or eliminate its activity in any of those areas without changing its fundamental investment policies. Certain provisions of the Internal Revenue Code, related regulations, and rulings of the Internal Revenue Service may also have the effect of reducing the extent to which the previously cited techniques may be used by the Trust, either individually or in combination. Furthermore, there is no assurance that any of these strategies or any other strategies and methods of investment available to the Trust will result in the achievement of its objectives.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The Trust has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of the Trust, as defined in the Act. Majority is defined in the Act as the lesser of (a) sixty-seven percent or more of the shares present at a meeting of shareholders, if the holders of more than fifty percent of the outstanding shares of the Trust are present or represented by proxy, or (b) more than fifty percent of the outstanding shares.

    These restrictions provide that the Trust may not:

        1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds, municipal bonds or industrial revenue bonds;

        2. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; or through its transactions in reverse repurchase agreements. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Trust's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made. Borrowings in excess of 5% will be repaid before additional investments are made;

        3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets, but only to secure borrowings for temporary or emergency purposes;

        4.  Sell securities short or purchase securities on margin;

        5.  Write or purchase put or call options;

        6. Underwrite the securities of other issuers or purchase restricted securities except insofar as the Trust may enter into any repurchase or reverse repurchase agreements;

        7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interests;

        8. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements referred to under "Investment Practices and Policies" above and "Investment Objectives and Policies" in the Prospectus;

        9. Issue senior securities as defined in the Act except insofar as the Trust may be deemed to have issued a senior security by reason of: (a) entering into any repurchase or reverse repurchase agreement; (b) borrowing money in accordance with restrictions described above; or (c) lending portfolio securities;

        10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, acquisition of assets or plan of reorganization;

        11. Lend its portfolio securities in excess of 10% of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.


    Notwithstanding any other investment policy or restriction, the Trust may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objectives and policies as the Trust.


    If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not constitute a violation of any of the foregoing restrictions.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

    Subject to the general supervision by the Trustees of the Trust, the Investment Manager is responsible for decisions to buy and sell securities for the Trust, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of portfolio securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices. The Trust has never paid any brokerage commissions.


    The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or adviser to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Trust and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Trust and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Trust and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager may utilize a pro rata allocation process based on the size of the Dean Witter Funds involved and the number of shares available from the public offering.


    The policy of the Trust regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Trust and the Investment Manager from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

    In seeking to implement the Trust's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Trust or the Investment Manager. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Trust directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the management fee paid to the Investment Manager is not reduced by any amount that may be attributable to the value of such services.


    Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in certain money market instruments with DWR. The Trust will limit its transactions with DWR to U.S. Government and Government Agency Securities. Such transactions will be effected with DWR only when the price available from DWR is better than that available from other dealers. The Trust did not effect any such transactions with DWR during its fiscal years ended January 31, 1996, 1997 and 1998.



    Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through DWR, Morgan Stanley & Co. Incorporated and other brokers and dealers that are affiliates of the Investment Manager. In order for an affiliated broker or dealer to effect any portfolio transactions for the Trust, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's length transaction. Furthermore, the Trustees of the Trust, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Trust has never paid any brokerage commissions to an affiliated broker or dealer.


    Portfolio turnover rate is defined as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, it is anticipated that the Trust's policy of investing in government securities with remaining maturities of less than one year will not result in a quantifiable portfolio turnover rate. However, because of the short-term nature of the Trust's portfolio securities, it is anticipated that the number of purchases and sales or maturities of such securities will be substantial. Nevertheless, as brokerage commissions are not normally charged on purchases and sales of such securities, the large number of these transactions does not have an adverse effect upon the net yield and net asset value of the shares of the Trust.

PURCHASE OF TRUST SHARES
--------------------------------------------------------------------------------


    As discussed in the Prospectus, the Trust offers its shares for sale to the public on a continuous basis, without a sales charge. Pursuant to a Distribution Agreement between the Trust and Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and a wholly-owned subsidiary of MSDWD, shares of the Trust are distributed by the Distributor and through certain selected broker-dealers who have entered into selected dealer agreements with the Distributor ("Selected Broker-Dealers") at an offering price equal to the net asset value per share next calculated following receipt of an effective purchase order (accompanied by Federal Funds). Dealers in the securities markets in which the Trust will invest usually require immediate payment in Federal Funds. Since the payment by a Trust shareholder for his or her other shares cannot be invested until it is converted into and available to the Trust in Federal Funds, the Trust requires such payments to be so available before a share purchase order can be considered effective. All checks submitted for payment are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank.



    The Board of Trustees of the Trust, including a majority of the Trustees who are not and were not at the time of their vote "interested persons" (as defined in the Act) of either party to the Distribution Agreement (the "Independent Trustees"), approved, at its meeting held on April 24, 1997, the current Distribution Agreement appointing the Distributor as exclusive distributor of the Trust's shares and providing for the Distributor to bear distribution expenses not borne by the Trust. By its terms, the Distribution Agreement has an initial term ending April 30, 1998, and will remain in effect from year to year thereafter if approved by the Board. The current Distribution Agreement took effect on May 31, 1997 upon the consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc. and is substantially identical to the Trust's prior Distribution Agreement except for its dates of effectiveness and termination.



    SHAREHOLDER INVESTMENT ACCOUNT. Upon the purchase of shares of the Trust, a Shareholder Investment Account is opened for the investor on the books of the Trust, maintained by the Trust's Transfer Agent, Dean Witter Trust FSB (the "Transfer Agent"). This is an open account in which shares owned by the investor are credited by the Transfer Agent in lieu of issuance of a share certificate. Whenever a shareholder-instituted transaction takes place in the Shareholder Investment Account directly through the Transfer Agent, the shareholder will be mailed a written confirmation of such transaction.


    DIRECT INVESTMENTS THROUGH TRANSFER AGENT. A shareholder may make additional investments in shares of the Trust at any time through the Shareholder Investment Account by sending a check, payable to Dean Witter U.S. Government Money Market Trust, in any amount not less than $50, directly to the Transfer Agent. The shares so purchased will be credited to the Shareholder Investment Account.

    ACCOUNT STATEMENTS. All purchases of shares of the Trust will be credited to the shareholder in a Shareholder Investment Account maintained for the shareholder by the Transfer Agent in full and fractional shares of the Trust (rounded to the nearest 1/100 of a share, with the exception of purchases made through reinvestment of dividends, which are rounded to the last 1/100 of a share). A confirmation will be mailed to the shareholder after each shareholder instituted purchase or redemption transaction effected through the Transfer Agent. A quarterly statement of the account is sent to all shareholders.


    The Trust and the Distributor reserve the right to reject any order for the purchase of shares of the Trust. In addition, the offering of shares of the Trust may be suspended at any time and resumed at any time thereafter.

EXCHANGE PRIVILEGE


    As discussed in the Prospectus under the caption "Exchange Privilege", an Exchange Privilege exists whereby investors who have purchased shares of any of the Dean Witter Funds that are multiple class funds ("Dean Witter Multi-Class Funds"), shares of Dean Witter Multi-State Municipal Series Trust and Dean Witter Hawaii Municipal Trust, which are Dean Witter Funds sold with a front-end sales charge ("FSC Funds"), and shares of Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term"), which is a Dean Witter Fund offered with a contingent deferred sales charge ("CDSC"), will be permitted, after the shares of the fund acquired by purchase (not by exchange or dividend reinvestment) have been held for 30 days, to redeem all or part of their shares in that fund, have the proceeds invested in shares of the Trust, Dean Witter Tax-Free Daily Income Trust, Dean Witter Liquid Asset Fund Inc., Dean Witter California Tax-Free Daily Income Trust and Dean Witter New York Municipal Money Market Trust (which five funds are called "money market funds") or Dean Witter Short-Term U.S. Treasury Trust, Dean Witter Limited Term Municipal Trust, Dean Witter Short-Term Bond Fund and Dean Witter Intermediate Term U.S. Treasury Trust (these nine funds, including the Trust, are collectively referred to herein as the "Exchange Funds"). There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. Shares of the Exchange Funds received in an exchange for shares of a Dean Witter Multi-Class Fund may be redeemed and exchanged only for shares of the corresponding Class of a Dean Witter Multi-Class Fund or for shares of one of the other Exchange Funds, provided that shares of the Exchange Funds received in an exchange for Class A shares of a Dean Witter Multi-Class Fund may also be redeemed and exchanged for shares of a FSC Fund, and shares of the Exchange Funds received in an exchange for Class B shares of a Dean Witter Multi-Class Fund may also be redeemed and exchanged for shares of Global Short-Term. In addition, shares of the Exchange Funds received in an exchange for shares of a FSC Fund may be redeemed and exchanged for Class A shares of a Dean Witter Multi-Class Fund or for shares of one of the other Exchange Funds, and shares of the Exchange Funds received in an exchange for shares of Global Short-Term may be redeemed and exchanged for Class B shares of a Dean Witter Multi-Class Fund or for shares of one of the other Exchange Funds. Ultimately, any applicable CDSC will have to be paid upon redemption of shares originally purchased from Global Short-Term or a Class of a Dean Witter Multi-Class Fund that imposes a CDSC. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss.


    Any new account established through the Exchange Privilege will have the same registration and cash dividend or dividend reinvestment plan as the present account, unless the Transfer Agent receives written notification to the contrary. For telephone exchanges, the exact registration of the existing account and the account number must be provided.


    When shares of a Dean Witter Multi-Class Fund or Global Short-Term are exchanged for shares of the Trust or any other Exchange Funds, the exchange is executed at no charge to the shareholder, without the imposition of the CDSC at the time of the exchange. During the period of time the shareholder remains in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period or "year since purchase payment made" is frozen. When shares are redeemed out of the Exchange Fund, they will be subject to a CDSC which would be based upon the period of time the shareholder held shares in a Dean Witter Multi-Class Fund or in Global Short-Term. However, in the case of shares exchanged into an Exchange Fund on or after April 23, 1990, upon redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees, if any, incurred on or after that date which are attributable to those shares. Shareholders acquiring shares of an Exchange Fund pursuant to this exchange privilege may exchange those shares back into a Dean Witter Multi-Class Fund or Global Short-Term from the Exchange Fund, with no CDSC being imposed on such exchange. The holding period previously frozen when shares were first exchanged for shares of an Exchange Fund resumes on the last day of the month in which shares of a Dean Witter Multi-Class Fund or Global Short-Term are reacquired. Thus, a CDSC is imposed only upon an ultimate redemption, based upon the time (calculated as described above) the shareholder was invested in a Dean Witter

Multi-Class Fund or in Global Short-Term. In the case of exchanges of Class A shares of a Dean Witter Multi-Class Fund that are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in a FSC fund.



    When shares initially purchased in a Dean Witter Multi-Class Fund or in Global Short-Term are exchanged for shares of a Dean Witter Multi-Class Fund, shares of Global Short-Term, shares of a FSC Fund, or shares of an Exchange Fund, the date of purchase of the shares of the fund exchanged into, for purposes of the CDSC upon redemption, will be the last day of the month in which the shares being exchanged were originally purchased. In allocating the purchase payments between funds for purposes of the CDSC, the amount which represents the current net asset value of shares at the time of the exchange which were (i) purchased more than one, three or six years (depending on the CDSC schedule applicable to the shares) prior to the exchange, (ii) originally acquired through reinvestment of dividends or distributions and (iii) acquired in exchange for shares of FSC Funds, or for shares of other Dean Witter Funds for which shares of FSC Funds have been exchanged (all such shares called "Free Shares"), will be exchanged first. After an exchange, all dividends earned on shares in the Exchange Funds will be considered Free Shares. If the exchanged amount exceeds the value of such Free Shares, an exchange is made, on a block-by-block basis, of non-Free Shares held for the longest period of time (except that if shares held for identical periods of time but subject to different CDSC schedules are held in the same Exchange Privilege account, the shares of that block that are subject to a lower CDSC rate will be exchanged prior to the shares of that block that are subject to a higher CDSC rate). Shares equal to any appreciation in the value of non-Free Shares exchanged will be treated as Free Shares, and the amount of the purchase payments for the non-Free Shares of the fund exchanged into will be equal to the lesser of (a) the purchase payments for, or (b) the current net asset value of, the exchanged non-Free Shares. If an exchange between funds would result in exchange of only part of a particular block of non-Free Shares, then shares equal to any appreciation in the value of the block (up to the amount of the exchange) will be treated as Free Shares and exchanged first, and the purchase payment for that block will be allocated on a pro rata basis between the non-Free Shares of that block to be retained and the non-Free Shares to be exchanged. The prorated amount of such purchase payment attributable to the retained non-Free Shares will remain as the purchase payment for such shares, and the amount of purchase payment for the exchanged non-Free Shares will be equal to the lesser of (a) the prorated amount of the purchase payment for, or (b) the current net asset value of, those exchanged non-Free Shares. Based upon the exchange procedures described in the Dean Witter Multi-Class Fund Prospectus under the caption "Purchase of Fund Shares" and in the Global Short-Term Prospectus under the caption "Contingent Deferred Sales Charge," any applicable CDSC will be imposed upon the ultimate redemption of shares of any fund, regardless of the number of exchanges since those shares were originally purchased.


    With respect to the redemption or repurchase of shares of the Trust, the application of proceeds to the purchase of new shares in the Trust or any other of the funds and the general administration of the Exchange Privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's Selected Broker-Dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Trust shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any Selected Broker-Dealer.

    Exchange Privilege accounts may also be maintained for shareholders of the money market funds who acquired their shares in exchange for shares of various TCW/DW Funds, a group of funds distributed by the Distributor for which TCW Funds Management, Inc. serves as Adviser, under the terms and conditions described in the Prospectus and Statement of Additional Information of each TCW/DW Fund.


    The Distributor and any Selected Broker-Dealer have authorized and appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Trust shares to the purchase of the shares of any other fund and the general administration of the Exchange Privilege. No commission or discounts will be paid to the Distributor or any Selected Broker-Dealer for any transactions pursuant to this Exchange Privilege.

    Shares of the Trust acquired pursuant to the Exchange Privilege will be held by the Trust's Transfer Agent in an Exchange Privilege account distinct from any account of the same shareholder who may have acquired shares of the Trust directly. A shareholder of the Trust will not be permitted to make additional investments in such Exchange Privilege account, except through the exchange of additional shares of the fund in which the shareholder had initially invested, and the proceeds of any shares redeemed from such Exchange Privilege account may not thereafter be placed back into that Exchange Privilege account, except by utilizing the Reinstatement Privilege (see "Redemptions and Repurchases -- Reinstatement Privilege" in the Dean Witter Multi-Class Fund, Global Short-Term or FSC Fund Prospectus). If such a shareholder desires to make any additional investments in the Trust, a separate account will be maintained for receipt of such investments. The Trust will have additional costs for account maintenance if a shareholder has more than one account with the Trust.


    The Trust also maintains Exchange Privilege Accounts for shareholders who acquired their shares of the Trust pursuant to exchange privileges offered by other investment companies with which the Investment Manager is not affiliated. The Trust also expects to make available such exchange privilege accounts to other investment companies that may hereafter be managed by the Investment Manager.


    Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. (The minimum initial investment for the Exchange Privilege account of each Class is $10,000 for Dean Witter Short-Term U.S. Treasury Trust and $5,000 for Dean Witter Tax-Free Daily Income Trust, Dean Witter Liquid Asset Fund Inc., Dean Witter California Tax-Free Income Trust and Dean Witter New York Municipal Money Market Trust, although those funds may, at their discretion, accept initial investments of as low as $1,000. The minimum initial investment for the Exchange Privilege account of each Class is $5,000 for Dean Witter Special Value Fund. The minimum initial investment for the Exchange Privilege account of each Class of the Trust and all other Dean Witter Funds for which the Exchange Privilege is available is $1,000.) Upon exchange into an Exchange Fund, the shares of that fund will be held in a special Exchange Privilege Account separately from accounts of those shareholders who have acquired their shares directly from that fund. As a result, certain services normally available to shareholders of money market funds, including the check writing feature, will not be available for funds held in that account.



    The Trust and each of the other Dean Witter Funds may limit the number of times this Exchange Privilege may be exercised by any investor within a specified period of time. Also, the Exchange Privilege may be terminated or revised at any time by any of the Dean Witter Funds, upon such notice as may be required by applicable regulatory agencies (presently sixty days' prior written notice for termination or material revision), provided that six months' prior written notice of termination will be given to the shareholders who hold shares of Exchange Funds or TCW/DW North American Government Income Trust, pursuant to this Exchange Privilege, and provided further that the Exchange Privilege may be terminated or materially revised at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets, (d) during any other period when the Securities and Exchange Commission by order so permits (provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist), or (e) if the Trust would be unable to invest amounts effectively in accordance with its objective, policies and restrictions.


    For further information regarding the Exchange Privilege, shareholders should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent.


PLAN OF DISTRIBUTION



    As discussed in the Prospectus, the Trust has entered into a Plan of Distribution pursuant to Rule 12b-1 under the Act with the Distributor whereby the expenses of certain activities in connection with the distribution of shares of the Trust are reimbursed. A Plan was adopted by the Board of Trustees on March 3, 1982 and an amendment to the Plan was adopted on March 21, 1983. The first amended

Plan was initially approved by the Trustees on January 18, 1983 and by the Trust's shareholders on March 17, 1983. In each case the vote of the Board of Trustees included a majority of the Trustees who are not and were not at the time of their vote interested persons of the Trust (as defined in the Act) and who have and had at the time of their vote no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such Plan.



    The Plan provides that the Distributor will bear the expense of all promotional and distribution related activities on behalf of the Trust, including personal services to shareholders and maintenance of shareholder accounts, except for expenses that the Trustees determine to reimburse, as described below. The Distributor, DWR, its affiliates and any other Selected Broker-Dealer may be reimbursed for the following expenses and services under the Plan: (1) compensation to and expenses of account executives and other employees of the Distributor, DWR, its affiliates and other Selected Broker-Dealers, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.



    The Trust is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Trust's shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the Trust's average daily net assets during the month. No interest or other financing charges, if any, incurred on any distribution expense incurred pursuant to the Plan will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to account executives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to account executives may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by the Trust, the Distributor will provide and the Trustees will review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Trust, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Trust, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Trust's shares.



    The Distributor has informed the Trust that the entire amount of the fees payable by the Trust each year pursuant to the Plan is characterized as a "service fee" under the Rules of the Association of the National Association of Securities Dealers (of which the Distributor is a member). Such fee is a payment made for personal service and/or maintenance of shareholder accounts.



    At their meeting held on October 30, 1992, the Trustees of the Trust, including all of the Independent 12b-1 Trustees, approved certain amendments to the Plan which took effect in January, 1993 and were designed to reflect the fact that upon an internal reorganization, the share distribution activities theretofore performed by the Trust or for the Trust by DWR were assumed by the Distributor and DWR's sales activities are now performed pursuant to the terms of a selected dealer agreement between the Distributor and DWR. The amendments provide that payments under the Plan will be made to the Distributor rather than to the Investment Manager as before the amendment, and that the Distributor in turn is authorized to make payments to DWR, its affiliates or other Selected Broker-Dealers (or direct that the Trust pay such entities directly). The Distributor is also authorized to retain part of such fee as compensation for its own distribution-related expenses. At their meeting held on July 23, 1997, the Trustees of the Trust, including all of the Independent 12b-1 Trustees, approved amendments to the Plan to change the provisions regarding quarterly budgets.

    DWR's account executives are credited with an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the account executives of record. The residual is a charge which reflects residual commissions paid by DWR to its account executives and expenses of DWR associated with the sale and promotion of Trust shares and the servicing of shareholders' accounts, including the expenses of operating branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office servicing of shareholder accounts.



    The Trust accrued $861,859 to the Distributor pursuant to the Plan, for the fiscal year ended January 31, 1998. This is 0.10 of 1% of the Trust's average daily net assets for its fiscal year ended January 31, 1998. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by the Trust for distribution was spent in approximately the following ways: (i) advertising -- $-0-; (ii) printing and mailing prospectuses to other than current shareholders -- $-0-; (iii) compensation to underwriters -- $-0-; (iv) compensation to dealers -- $-0-; (v) compensation to sales personnel -- $-0-; and (vi) other, which includes payments to DWR for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $861,859.



    Under the Plan, the Distributor uses its best efforts in rendering services to the Trust, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Trust or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Trust or its shareholders.



    Under the Plan, the Distributor provides the Trust, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred by the Distributor on behalf of the Trust during such calendar quarter, which report includes: (1) an itemization of the types of expenses and the purposes therefor; (2) the amounts of such expenses; and (3) a description of the benefits derived by the Trust. In the Trustees' quarterly review of the Plan they consider its continued appropriateness and the level of compensation provided therein.



    The Plan will continue from year to year, provided such continuance is approved annually by a vote of the Trustees, including a majority of the Independent 12b-1 Trustees. The most recent continuance of the Plan for one year, until April 30, 1998, was approved by the Board of Trustees, including a majority of the Independent 12b-1 Trustees, at their meeting held on April 24, 1997. Any amendment to increase materially the maximum amount authorized to be spent under the Plan must be approved by the shareholders of the Trust, and all material amendments to the Plan must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent 12b-1 Trustees or by a vote of the holders of a majority of the outstanding voting securities of the Trust (as defined in the Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the selection or nomination of the Independent 12b-1 Trustees is committed to the discretion of the Independent 12b-1 Trustees.



    No interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust, as defined in the Act, had any direct or indirect financial interest in the operation of the Plan except to the extent that the Distributor, InterCapital, DWSC, DWR or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Trust.


DETERMINATION OF NET ASSET VALUE

    As discussed in the Prospectus, the net asset value of the Trust is determined once daily at 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open. The New York Stock Exchange currently observes the following holidays: New Year's Day, Reverend Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    The Trust utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of the shares of the Trust. The Trust utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the instrument. During such periods, the yield to investors in the Trust may differ somewhat from that obtained in a similar company which uses mark to market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Trust would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The Trust's use of the amortized cost method to value its portfolio securities and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule"), and is conditioned on its compliance with various conditions including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Trust's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Trust's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, the Trustees' considerations made pursuant to them and any actions taken upon such considerations; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses or, as provided by the Declaration of Trust, reducing the number of the outstanding shares of the Trust) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders. Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the Trust's capital the necessary shares that represent the amount of excess upon such determination. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investment in the Trust.

    The Rule further requires that the Trust limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities as defined below. The Rule also requires the Trust to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than thirteen months. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Trust would be required to invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio instrument is deemed to be the period remaining (calculated from the trade date or such other date on which the Trust's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.

    A variable rate obligation that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    A "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

    An Eligible Security is generally defined in the Rule to mean (i) a security with a remaining maturity of 397 calendar days or less that has received a short-term rating (or that has been issued by an issuer that has received a short-term rating with respect to a class of debt obligations, or any debt obligation within that class, that is comparable in priority and security with the security) by the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) a security: (A) that at the time of issuance had a remaining maturity of more than 397 calendar days but that has a remaining maturity of 397 calendar days or less; and (B) whose issuer has received from the Requisite NRSROs a rating with respect to a class of debt obligations (or any debt obligation within that class) that is now comparable in priority and security with the security, in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (iii) an unrated security that is of comparable quality to a security meeting the requirements of (i) or (ii) above, as determined by the money market fund's board of directors.

    As permitted by the Rule, the Trustees have delegated to the Trust's Investment Manager, subject to the Trustees' oversight pursuant to guidelines and procedures adopted by the Trustees, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    If the Trustees determine that it is no longer in the best interests of the Trust and its shareholders to maintain a stable price of $1.00 per share, or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Trust will notify shareholders of any such change.

    The Trust will manage its portfolio in an effort to maintain a constant $1.00 per share price, but it cannot assure that the value of its shares will never deviate from this price. Since dividends from net investment income (and net short-term capital gains, if any) are declared and reinvested on a daily basis, the net asset value per share, under ordinary circumstances, is likely to remain constant. Otherwise, realized and unrealized gains and losses will not be distributed on a daily basis but will be reflected in the Trust's net asset value. The amounts of such gains and losses will be considered by the Trustees in determining the action to be taken to maintain the Trust's $1.00 per share net asset value. Such action may include distribution at any time of part or all of the then accumulated undistributed net realized capital gains, or reduction or elimination of daily dividends by an amount equal to part or all of the then accumulated net realized capital losses. However, if realized losses should exceed the sum of net investment income plus realized gains on any day, the net asset value per share on that day might decline below $1.00 per share. In such circumstances, the Trust may reduce or eliminate the payment of daily dividends for a period of time in an effort to restore the Trust's $1.00 per share net asset value. A decline in prices of securities could result in significant unrealized depreciation on a mark to market basis. Under these circumstances the Trust may reduce or eliminate the payment of dividends and utilize a net asset value per share as determined by using available market quotations or reduce the number of its shares outstanding.

REDEMPTION OF TRUST SHARES
--------------------------------------------------------------------------------

    As discussed in the Prospectus, shares of the Trust may be redeemed at net asset value at any time. When a redemption is made by check and a check is presented to the Transfer Agent for payment, the Transfer Agent will redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue earning daily income dividends until the check has cleared.

    A check drawn by a shareholder against his or her account in the Trust constitutes a request for redemption of a number of shares sufficient to provide proceeds equal to the amount of the check. Payment of the proceeds will normally be made on the next business day after receipt by the Transfer Agent of the check in proper form. If a check is presented for payment to the Transfer Agent by a shareholder or payee in person, the Transfer Agent will make payment by means of a check drawn on the Trust's account or, in the case of a shareholder payee, to the shareholder's predesignated bank account, but will not make payment in cash.

    The Trust reserves the right to suspend redemptions or postpone the date of payment (1) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) when trading on that Exchange is restricted or an emergency exists, as determined by the Securities and Exchange Commission, so that disposal of the Trust's investments or determination of the Trust's net asset value is not reasonably practicable, or (3) for such other periods as the Commission by order may permit for the protection of the Trust's investors.

    As discussed in the Prospectus, due to the relatively high cost of handling small investments, the Trust reserves the right to redeem, at net asset value, the shares of any shareholder (other than shares held in an Individual Retirement Account or custodial account under Section 403(b)(7) of the Internal Revenue Code) whose shares due to redemptions by the shareholder have a value of less than $500 or such lesser amounts as may be fixed by the Trustees. However, before the Trust redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of his or her shares is less than $500 and allow him or her sixty days to make an additional investment in an amount which will increase the value of his or her account to $500 or more before the redemption is processed.


    It has been and remains the Trust's policy and practice that, if checks for redemption proceeds remain uncashed, no interest will accrue on amounts represented by such uncashed checks.


    SYSTEMATIC WITHDRAWAL PLAN. As discussed in the Prospectus, a systematic withdrawal plan is available for shareholders who own or purchase shares of the Trust having a minimum value of at least $5,000, which provides for monthly or quarterly checks in any dollar amount not less than $25 or in any whole percentage of the account balance, on an annualized basis. The Transfer Agent acts as agent for the shareholder in tendering to the Trust for redemption sufficient full and fractional shares to provide the amount of the periodic withdrawal payment designated in the application. The shares will be redeemed at their net asset value determined, at the shareholder's option, on the tenth or twenty-fifth day (or next business day) of the relevant month or quarter and normally a check for the proceeds will be mailed by the Transfer Agent within five days after the date of redemption. The withdrawal plan may be terminated at any time by the Trust.

    Any shareholder who wishes to have payments under the withdrawal plan made to a third party, or sent to an address other than the one listed on the account, must send complete written instructions to the Transfer Agent to enroll in the withdrawal plan. The shareholder's signature on such instructions must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). A shareholder may, at any time, change the amount and interval of withdrawal payments through his or her Account Executive or by written notification to the Transfer Agent. In addition, the party and/or the address to which checks are mailed may be changed by written notification to the Transfer Agent, with signature guarantees required in the manner described above. The shareholder may also terminate the withdrawal plan at any time by written notice to the Transfer Agent. In the event of such termination, the account will be continued as a regular shareholder investment account. The shareholder may also redeem all or part of the shares held in the withdrawal plan account (see "Redemption of Trust Shares" in the Prospectus) at any time. If the number of shares redeemed is greater than the number of shares paid as dividends, such redemptions may, of course, eventually result in liquidation of all the shares in the account. The systematic withdrawal plan is not available for shares held in an Exchange Privilege Account.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


    DIVIDENDS AND DISTRIBUTIONS. As discussed in the Prospectus, the Trust intends to distribute all of its daily net investment income (and net short-term capital gains, if any) to shareholders of record as of the close of business the preceding business day. Net income, for dividend purposes, includes accrued interest and amortization of acquisition, original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Trust. Net income will be calculated immediately prior to the determination of net asset value per share of the Trust.


    The Trustees of the Trust may revise the dividend policy, or postpone the payment of dividends, if the Trust should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Trustees may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.


    It has been and remains the Trust's policy and practice that, if checks for dividends or distributions paid in cash remain uncashed, no interest will accrue on amounts represented by such uncashed checks.


    TAXES. The Trust has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Trust will not be subject to federal income taxes, provided that it distributes all of its taxable net investment income and all of its net realized gains.


    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains and long-term capital gains. Interest and realized net short-term capital gains distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Since the Trust's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the federal dividends received deduction available to corporations. Realized net long-term capital gains distributions, which are taxable as long-term capital gains, are not eligible for the dividends received deduction.


    Under present Massachusetts law, the Trust is not subject to any Massachusetts income tax during any fiscal year in which the Trust qualifies as a regulated investment company. The Trust might be subject to Massachusetts income taxes for any taxable year in which it does not so qualify as a regulated investment company.

    The Trust may be subject to tax or taxes in certain states where it does business. Furthermore, in those states which have income tax laws, the tax treatment of the Trust and of shareholders with respect to distributions by the Trust may differ from federal tax treatment.

    Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes.

INFORMATION ON COMPUTATION OF YIELD


    The Trust's current yield for the seven days ending January 31, 1998 was 4.86%. The effective annual yield on 4.86% is 4.98%, assuming daily compounding.


    The Trust's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The Trust's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Trust in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by Trust and changes in interest rates on such investments, but also on changes in the Trust's expenses during the period.

    Yield information may be useful in reviewing the performance of the Trust and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Trust's yield fluctuates.


    The Trust may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Trust by adding the sum of all distributions on 10,000, 50,000 or 100,000 shares of the Trust since inception to $10,000, $50,000 and $100,000, as the case may be. Investments of $10,000,
$50,000 and $100,000 in the Trust at inception (February 17, 1982) would have grown to $25,736, $126,680 and $257,360, respectively, at January 31, 1998.


SHARES OF THE TRUST
--------------------------------------------------------------------------------


    The shareholders of the Trust are entitled to a full vote for each full share held. All of the Trustees have been elected by the shareholders of the Trust, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees. The shareholders also have the right, under certain circumstances, to remove the Trustees. The voting rights of shareholders are not cumulative, so that holders of more than fifty percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

    The Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances). The Trustees have not presently authorized any such additional series or classes of shares.

    The Declaration of Trust further provides that no Trustee, officer, employee or agent of the Trust is liable to the Trust or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Trust, except as such liability may arise from his, her or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his, her or its duties. It also provides that all third persons shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Trust.

    The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Trust shall be of unlimited duration subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the Trust's assets. Any of the Trust's cash balances with the Custodian in excess of $100,000 are unprotected by Federal deposit insurance. Such balances may, at times, be substantial.


    Dean Witter Trust FSB, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 is the Transfer Agent of the Trust's shares and Dividend Disbursing Agent for payment of dividends and distributions on Trust shares and Agent for shareholders under various investment plans described herein. Dean Witter Trust FSB is an affiliate of Dean Witter InterCapital Inc., the Trust's Investment Manager, and Dean Witter Distributors Inc., the Trust's Distributor. As Transfer Agent and Dividend Disbursing Agent, Dean Witter Trust FSB's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services Dean Witter Trust FSB receives a per shareholder account fee from the Trust.


INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

    Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036 serves as the independent accountants of the Trust. The independent accountants are responsible for auditing the annual financial statements of the Trust.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

    The Trust will send to shareholders, at least semi-annually, reports showing the Trust's portfolio and other information. An annual report, containing financial statements audited by independent accountants, will be sent to shareholders each year.

    The Trust's fiscal year ends on January 31. The financial statements of the Trust must be audited at least once a year by independent accountants whose selection is made annually by the Trust's Board of Trustees.

LEGAL COUNSEL
--------------------------------------------------------------------------------

    Barry Fink, Esq., who is an officer and the General Counsel of the Investment Manager, is an officer and the General Counsel of the Trust.

EXPERTS
--------------------------------------------------------------------------------

    The financial statements of the Trust included in the Prospectus and incorporated by reference in this Statement of Additional Information have been so included and incorporated in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT
--------------------------------------------------------------------------------

    This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Trust has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The audited financial statements of the Trust for the fiscal year ended January 31, 1998, and the report of the independent accountants thereon, are set forth in the Trust's Prospectus, and are incorporated herein by reference.

                   DEAN WITTER U. S. GOVERNMENT MONEY MARKET TRUST

                              PART C  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a)  FINANCIAL STATEMENTS

       (1)   Financial statements and schedules, included in Prospectus (Part
             A):
                                                                      Page in
                                                                      Prospectus
                                                                      ----------
             Financial highlights for the years ended
             January 31,1989, 1990, 1991, 1992, 1993, 1994,
             1995, 1996, 1997 and 1998. . . . . . . . . . . . . . . .      4

             Portfolio of Investments at January 31, 1998 . . . . . .     18

             Statement of Assets and Liabilities at January 31,1998 .     19

             Statement of Operations for the year ended
             January 31, 1998 . . . . . . . . . . . . . . . . . . . .     20

             Statement of Changes in Net Assets for the
             years ended January 31,1997 and January 31, 1998 . . . .     21

             Notes to Financial Statements. . . . . . . . . . . . . .     22

       (2) Financial statements included in the Statement of Additional Information (Part B):

             None

       (3)   Financial statements included in Part C:

             None

   (b)  EXHIBITS:

           2. - Amended and Restated By-Laws of the Registrant dated as of October 23, 1997.

           5. - Form of Investment Management Agreement between the Registrant and Dean Witter InterCapital Inc.

           6. - Form of Distribution Agreement between the Registrant and Dean Witter Distributors Inc.

           8. - Form of Transfer Agency and Services Agreement between the Registrant and Dean Witter Trust FSB

          11.    -  Consent of Independent Accountants

          15. - Form of Amended and Restated Plan of Distribution Pursuant to Rule 12b-1

          16.    -  Schedules for Computation of Performance Quotations

          27.    -  Financial Data Schedule

       Other.    -  Power of Attorney


     -----------------------------

     All other exhibits were previously filed via EDGAR and are hereby incorporated by reference.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None

Item 26.  NUMBER OF HOLDERS OF SECURITIES.

           (1)                               (2)
                                       Number of Record Holders
     Title of Class                     At January 31, 1998
     --------------                    ------------------------

Shares of Beneficial Interest                 302,208

Item 27.  INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment adviser. The following information is given regarding officers of Dean Witter InterCapital Inc. InterCapital is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. The principal address of the Dean Witter Funds is Two World Trade Center, New York, New York 10048.

     The term "Dean Witter Funds" used below refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
 (1) InterCapital Income Securities Inc.
 (2) High Income Advantage Trust
 (3) High Income Advantage Trust II
 (4) High Income Advantage Trust III
 (5) Municipal Income Trust
 (6) Municipal Income Trust II
 (7) Municipal Income Trust III
 (8) Dean Witter Government Income Trust
 (9) Municipal Premium Income Trust
(10) Municipal Income Opportunities Trust
(11) Municipal Income Opportunities Trust II
(12) Municipal Income Opportunities Trust III
(13) Prime Income Trust
(14) InterCapital Insured Municipal Bond Trust
(15) InterCapital Quality Municipal Income Trust
(16) InterCapital Quality Municipal Investment Trust
(17) InterCapital Insured Municipal Income Trust
(18) InterCapital California Insured Municipal Income Trust
(19) InterCapital Insured Municipal Trust
(20) InterCapital Quality Municipal Securities
(21) InterCapital New York Quality Municipal Securities
(22) InterCapital California Quality Municipal Securities
(23) InterCapital Insured California Municipal Securities
(24) InterCapital Insured Municipal Securities

OPEN-END INVESTMENT COMPANIES:
 (1) Dean Witter Short-Term Bond Fund
 (2) Dean Witter Tax-Exempt Securities Trust
 (3) Dean Witter Tax-Free Daily Income Trust
 (4) Dean Witter Dividend Growth Securities Inc.
 (5) Dean Witter Convertible Securities Trust
 (6) Dean Witter Liquid Asset Fund Inc.
 (7) Dean Witter Developing Growth Securities Trust
 (8) Dean Witter Retirement Series
 (9) Dean Witter Federal Securities Trust
(10) Dean Witter World Wide Investment Trust
(11) Dean Witter U.S. Government Securities Trust
(12) Dean Witter Select Municipal Reinvestment Fund
(13) Dean Witter High Yield Securities Inc.
(14) Dean Witter Intermediate Income Securities
(15) Dean Witter New York Tax-Free Income Fund
(16) Dean Witter California Tax-Free Income Fund
(17) Dean Witter Health Sciences Trust
(18) Dean Witter California Tax-Free Daily Income Trust
(19) Dean Witter Global Asset Allocation Fund
(20) Dean Witter American Value Fund
(21) Dean Witter Strategist Fund
(22) Dean Witter Utilities Fund
(23) Dean Witter World Wide Income Trust
(24) Dean Witter New York Municipal Money Market Trust
(25) Dean Witter Capital Growth Securities
(26) Dean Witter Precious Metals and Minerals Trust
(27) Dean Witter European Growth Fund Inc.
(28) Dean Witter Global Short-Term Income Fund Inc.
(29) Dean Witter Pacific Growth Fund Inc.
(30) Dean Witter Multi-State Municipal Series Trust
(31) Dean Witter Short-Term U.S. Treasury Trust
(32) Dean Witter Diversified Income Trust
(33) Dean Witter U.S. Government Money Market Trust
(34) Dean Witter Global Dividend Growth Securities
(35) Active Assets California Tax-Free Trust
(36) Dean Witter Natural Resource Development Securities Inc.
(37) Active Assets Government Securities Trust
(38) Active Assets Money Trust
(39) Active Assets Tax-Free Trust
(40) Dean Witter Limited Term Municipal Trust
(41) Dean Witter Variable Investment Series
(42) Dean Witter Value-Added Market Series
(43) Dean Witter Global Utilities Fund
(44) Dean Witter International SmallCap Fund
(45) Dean Witter Mid-Cap Growth Fund
(46) Dean Witter Select Dimensions Investment Series
(47) Dean Witter Balanced Growth Fund
(48) Dean Witter Balanced Income Fund

(49) Dean Witter Hawaii Municipal Trust
(50) Dean Witter Capital Appreciation Fund
(51) Dean Witter Intermediate Term U.S. Treasury Trust
(52) Dean Witter Information Fund
(53) Dean Witter Japan Fund
(54) Dean Witter Income Builder Fund
(55) Dean Witter Special Value Fund
(56) Dean Witter Financial Services Trust
(57) Dean Witter Market Leader Trust
(58) Dean Witter S&P 500 Index Fund
(59) Dean Witter Fund of Funds
(60) Morgan Stanley Dean Witter Competitive Edge Fund

The term "TCW/DW Funds" refers to the following registered investment companies:

OPEN-END INVESTMENT COMPANIES
 (1) TCW/DW Core Equity Trust
 (2) TCW/DW North American Government Income Trust
 (3) TCW/DW Latin American Growth Fund
 (4) TCW/DW Income and Growth Fund
 (5) TCW/DW Small Cap Growth Fund
 (6) TCW/DW Balanced Fund
 (7) TCW/DW Total Return Trust
 (8) TCW/DW Mid-Cap Equity Trust
 (9) TCW/DW Global Telecom Trust
(10) TCW/DW Strategic Income Trust
(11) TCW/DW Emerging Markets Opportunities Trust

CLOSED-END INVESTMENT COMPANIES
 (1) TCW/DW Term Trust 2000
 (2) TCW/DW Term Trust 2002
 (3) TCW/DW Term Trust 2003

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             ------------------------------------------------

Charles A. Fiumefreddo        Executive Vice President and Director of Dean
Chairman, Chief Executive     Witter Reynolds Inc. ("DWR"); Chairman, Chief
Officer and Director          Executive Officer and Director of Dean Witter
                              Distributors Inc. ("Distributors") and Dean Witter
                              Services Company Inc. ("DWSC"); Chairman and
                              Director of Dean Witter Trust FSB ("DWT");
                              Chairman, Director or Trustee, President and Chief
                              Executive Officer of the Dean Witter Funds and
                              Chairman, Chief Executive Officer and Trustee of the TCW/DW Funds; Director and/or officer of various Morgan Stanley, Dean Witter, Discover &
                              Co. ("MSDWD") subsidiaries.

Philip J. Purcell             Chairman, Chief Executive Officer and Director of
Director                      MSDWD and DWR; Director of DWSC and Distributors;
                              Director or Trustee of the Dean Witter Funds;
                              Director and/or officer of various MSDWD subsidiaries.

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             ------------------------------------------------

Richard M. DeMartini          President and Chief Operating Officer of Dean
Director                      Witter Capital, a division of DWR; Director of
                              DWR, DWSC, Distributors and DWT; Trustee of the
                              TCW/DW Funds.



James F. Higgins              President and Chief Operating Officer of Dean
Director                      Witter Financial; Director of DWR, DWSC,
                              Distributors and DWT.

Thomas C. Schneider           Executive Vice President and Chief Strategic of
Executive Vice                MSDWD; Executive Vice President and Chief
President, Chief              Financial Officer of DWSC and Distributors;
Financial Officer and         Director of DWR, DWSC, Distributors and MSDWD.
Director

Christine A. Edwards          Executive Vice President, Chief Legal Officer and
Director                      Secretary of MSDWD; Executive Vice President,
                              Secretary and Chief Legal Officer of Distributors;
                              Director of DWR, DWSC and Distributors.

Mitchell M. Merin             President and Chief Strategic Officer of DWSC,
President and Chief           Executive Vice President of Distributors;
Strategic Officer             Executive Vice President and Director of DWT;
                              Executive Vice President and Director of DWR;
                              Director of SPS Transaction Services Inc. and various other MSDWD subsidiaries.

Robert M. Scanlan             President and Chief Operating Officer of DWSC,
President and Chief           Executive Vice President of Distributors;
Operating Officer             Executive Vice President and Director of DWT; Vice
                              President of the Dean Witter Funds and the TCW/DW
                              Funds.

John B. Van Heuvelen          President, Chief Operating Officer and Director of
Executive Vice                DWT.
President

Joseph J. McAlinden           Vice President of the Dean Witter Funds and
Executive Vice President      Director of DWT.
and Chief Investment
Officer

Edward C. Oelsner III
Executive Vice President

Barry Fink                    Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,        Secretary and General Counsel of DWSC; Senior Vice
Secretary and General         President, Assistant Secretary and Assistant
Counsel                       General Counsel of Distributors; Vice President,
                              Secretary and General Counsel of the Dean Witter
                              Funds and the TCW/DW Funds.

Peter M. Avelar               Vice President of various Dean Witter Funds.
Senior Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             ------------------------------------------------

Mark Bavoso                   Vice President of various Dean Witter Funds.
Senior Vice President

Richard Felegy
Senior Vice President

Edward F. Gaylor              Vice President of various Dean Witter Funds.
Senior Vice President

Robert S. Giambrone           Senior Vice President of DWSC, Distributors and
Senior Vice President         DWT and Director of DWT; Vice President of the
                              Dean Witter Funds and the TCW/DW Funds.

Rajesh K. Gupta               Vice President of various Dean Witter Funds.
Senior Vice President

Kenton J. Hinchliffe          Vice President of various Dean Witter Funds.
Senior Vice President

Kevin Hurley                  Vice President of various Dean Witter Funds.
Senior Vice President

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones              Vice President of Dean Witter Special Value Fund.
Senior Vice President

John B. Kemp, III             President of Distributors
Senior Vice President

Anita H. Kolleeny             Vice President of various Dean Witter Funds.
Senior Vice President

Jonathan R. Page              Vice President of various Dean Witter Funds.
Senior Vice President

Ira N. Ross                   Vice President of various Dean Witter Funds.
Senior Vice President

Guy G. Rutherfurd, Jr.        Vice President of Dean Witter Market Leader Trust.
Senior Vice President

Rochelle G. Siegel            Vice President of various Dean Witter Funds.
Senior Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             ------------------------------------------------

Jayne M. Stevlingson          Vice President of various Dean Witter Funds.
Senior Vice President

Paul D. Vance                 Vice President of various Dean Witter Funds.
Senior Vice President

Elizabeth A. Vetell
Senior Vice President

James F. Willison             Vice President of various Dean Witter Funds.
Senior Vice President

Ronald J. Worobel             Vice President of various Dean Witter Funds.
Senior Vice President

Douglas Brown
First Vice President

Thomas F. Caloia              First Vice President and Assistant Treasurer of
First Vice President          DWSC, Assistant Treasurer of Distributors;
and Assistant                 Treasurer and Chief Financial Officer of the Dean
Treasurer                     Witter Funds and the TCW/DW Funds.

Thomas Chronert
First Vice President

Rosalie Clough
First Vice President

Marilyn K. Cranney            Assistant Secretary of DWR; First Vice President
First Vice President          and Assistant Secretary of DWSC; Assistant
and Assistant Secretary       Secretary of the Dean Witter Funds and the TCW/DW
                              Funds.

Michael Interrante            First Vice President and Controller of DWSC;
First Vice President          Assistant Treasurer of Distributors; First Vice
and Controller                President and Treasurer of DWT.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Robert Zimmerman
First Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             ------------------------------------------------

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri                Vice President of various Dean Witter Funds.
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Nancy Belza
Vice President

Dale Boettcher
Vice President

Joseph Cardwell
Vice President

Philip Casparius
Vice President

B. Catherine Connelly
Vice President

Salvatore DeSteno             Vice President of DWSC.
Vice President

Bruce Dunn
Vice President

Jeffrey D. Geffen
Vice President

Michael Geringer
Vice President

Stephen Greenhut
Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             ------------------------------------------------

Peter W. Gurman
Vice President

Matthew Haynes                Vice President of Dean Witter Variable Investment
Vice President                Series

Peter Hermann                 Vice President of various Dean Witter Funds
Vice President

Elizabeth Hinchman
Vice President

David Hoffman
Vice President

Christopher Jones
Vice President

James P. Kastberg
Vice President

Michelle Kaufman              Vice President of various Dean Witter Funds
Vice President

Paula LaCosta                 Vice President of various Dean Witter Funds.
Vice President

Thomas Lawlor
Vice President

Gerard J. Lian                Vice President of various Dean Witter Funds.
Vice President

Catherine Maniscalco          Vice President of Dean Witter Natural Resource
Vice President                Development Securities Inc.

Albert McGarity
Vice President

LouAnne D. McInnis            Vice President and Assistant Secretary of DWSC;
Vice President and            Assistant Secretary of the Dean Witter Funds and
Assistant Secretary           the TCW/DW Funds.

Sharon K. Milligan
Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             ------------------------------------------------

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                   Vice President of Dean Witter Natural Resource
Vice President                Development Securities Inc.

James Nash
Vice President

Richard Norris
Vice President

Carsten Otto                  Vice President and Assistant Secretary of DWSC;
Vice President and            Assistant Secretary of the Dean Witter Funds and
Assistant Secretary           the TCW/DW Funds.

George Paoletti
Vice President

Anne Pickrell                 Vice President of various Dean Witter Funds
Vice President

Michael Roan
Vice President

John Roscoe
Vice President

Hugh Rose
Vice President

Robert Rossetti               Vice President of Dean Witter Precious Metal and
Vice President                Minerals Trust.

Ruth Rossi                    Vice President and Assistant Secretary of DWSC;
Vice President and            Assistant Secretary of the Dean Witter Funds and
Assistant Secretary           the TCW/DW Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             ------------------------------------------------

Peter J. Seeley               Vice President of various Dean Witter Funds
Vice President

Naomi Stein
Vice President

Kathleen H. Stromberg         Vice President of various Dean Witter Funds.
Vice President

Marybeth Swisher
Vice President

Robert Vanden Assem
Vice President

James P. Wallin
Vice President

Alice Weiss                   Vice President of various Dean Witter Funds.
Vice President

Item 29.  PRINCIPAL UNDERWRITERS

(a) Dean Witter Distributors Inc. ("Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. Distributors is also the principal underwriter of the following investment companies:

 (1) Dean Witter Liquid Asset Fund Inc.
 (2) Dean Witter Tax-Free Daily Income Trust
 (3) Dean Witter California Tax-Free Daily Income Trust
 (4) Dean Witter Retirement Series
 (5) Dean Witter Dividend Growth Securities Inc.
 (6) Dean Witter Global Asset Allocation
 (7) Dean Witter World Wide Investment Trust
 (8) Dean Witter Capital Growth Securities
 (9) Dean Witter Convertible Securities Trust
(10) Active Assets Tax-Free Trust
(11) Active Assets Money Trust
(12) Active Assets California Tax-Free Trust
(13) Active Assets Government Securities Trust
(14) Dean Witter Short-Term Bond Fund
(15) Dean Witter Mid-Cap Growth Fund
(16) Dean Witter U.S. Government Securities Trust

(17) Dean Witter High Yield Securities Inc.
(18) Dean Witter New York Tax-Free Income Fund
(19) Dean Witter Tax-Exempt Securities Trust
(20) Dean Witter California Tax-Free Income Fund
(21) Dean Witter Limited Term Municipal Trust
(22) Dean Witter Natural Resource Development Securities Inc.
(23) Dean Witter World Wide Income Trust
(24) Dean Witter Utilities Fund
(25) Dean Witter Strategist Fund
(26) Dean Witter New York Municipal Money Market Trust
(27) Dean Witter Intermediate Income Securities
(28) Prime Income Trust
(29) Dean Witter European Growth Fund Inc.
(30) Dean Witter Developing Growth Securities Trust
(31) Dean Witter Precious Metals and Minerals Trust
(32) Dean Witter Pacific Growth Fund Inc.
(33) Dean Witter Multi-State Municipal Series Trust
(34) Dean Witter Federal Securities Trust
(35) Dean Witter Short-Term U.S. Treasury Trust
(36) Dean Witter Diversified Income Trust
(37) Dean Witter Health Sciences Trust
(38) Dean Witter Global Dividend Growth Securities
(39) Dean Witter American Value Fund
(40) Dean Witter U.S. Government Money Market Trust
(41) Dean Witter Global Short-Term Income Fund Inc.
(42) Dean Witter Value-Added Market Series
(43) Dean Witter Global Utilities Fund
(44) Dean Witter International SmallCap Fund
(45) Dean Witter Balanced Growth Fund
(46) Dean Witter Balanced Income Fund
(47) Dean Witter Hawaii Municipal Trust
(48) Dean Witter Variable Investment Series
(49) Dean Witter Capital Appreciation Fund
(50) Dean Witter Intermediate Term U.S. Treasury Trust
(51) Dean Witter Information Fund
(52) Dean Witter Japan Fund
(53) Dean Witter Income Builder Fund
(54) Dean Witter Special Value Fund
(55) Dean Witter Financial Services Trust
(56) Dean Witter Market Leader Trust
(57) Dean Witter S&P 500 Index Fund
(58) Dean Witter Fund of Funds
(59) Morgan Stanley Dean Witter "Competitive Edge" Fund
 (1) TCW/DW Core Equity Trust
 (2) TCW/DW North American Government Income Trust
 (3) TCW/DW Latin American Growth Fund
 (4) TCW/DW Income and Growth Fund
 (5) TCW/DW Small Cap Growth Fund
 (6) TCW/DW Balanced Fund
 (7) TCW/DW Total Return Trust

 (8) TCW/DW Mid-Cap Equity Trust
 (9) TCW/DW Global Telecom Trust
(10) TCW/DW Strategic Income Trust
(11) TCW/DW Emerging Markets Opportunities Trust

     (b) The following information is given regarding directors and officers of Distributors not listed in Item 28 above. The principal address of Distributors is Two World Trade Center, New York, New York 10048. None of the following persons has any position or office with the Registrant.

     Name                            Positions and Office with Distributors
     ----                            --------------------------------------

     Fredrick K. Kubler              Senior Vice President, Assistant Secretary
                                     and Chief Compliance Officer.

     Michael T. Gregg                Vice President and Assistant Secretary.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 31.  MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

Item 32.  UNDERTAKINGS

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of February, 1998

                                  DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST

                                          By  /s/  Barry Fink
                                            ----------------------------
                                                   Barry Fink
                                            Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.18 has been signed below by the following persons in the capacities and on the dates indicated.


        SIGNATURES                    TITLE                            DATE
        ----------                    -----                            ----

(1) Principal Executive Officer    President, Chief
                                   Executive Officer,
                                   Trustee and Chairman
By  /s/ Charles A. Fiumefreddo                                        2/27/98
  ------------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer    Treasurer and Principal
                                   Accounting Officer

By  /s/ Thomas F. Caloia                                              2/27/98
  ------------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell


By  /s/ Barry Fink                                                    2/27/98
  ------------------------------
        Barry Fink
        Attorney-in-Fact


  Michael Bozic     Manuel H. Johnson
  Edwin J. Garn     Michael E. Nugent
  John R. Haire     John L. Schroeder
  Wayne E. Hedien


By  /s/ David M. Butowsky                                             2/27/98
  ------------------------------
        David M. Butowsky
        Attorney-in-Fact

                                    EXHIBIT INDEX

      2. - Amended and Restated By-Laws of the Registrant dated as of October 23, 1997.

      5. - Form of Investment Management Agreement between the Registrant and Dean Witter InterCapital Inc.

      6. - Form of Distribution Agreement between the Registrant and Dean Witter Distributors Inc.

      8. - Form of Transfer Agency and Services Agreement between the Registrant and Dean Witter Trust FSB

     11.    -  Consent of Independent Accountants

     15. - Form of Amended and Restated Plan of Distribution Pursuant to Rule 12b-1

     16.    -  Schedules for Computation of Performance Quotations

     27.    -  Financial Data Schedule

  Other.    -  Power of Attorney